UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8879

MFS VARIABLE INSURANCE TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
June 30, 2021
MFS®  Blended Research®
Small Cap Equity Portfolio
MFS® Variable Insurance Trust III
VSC-SEM

MFS® Blended Research® Small Cap Equity Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Small Cap Equity Portfolio
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Blended Research Small Cap Equity Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Box, Inc., “A”	1.6%
Prestige Consumer Healthcare, Inc.	1.5%
Evercore Partners, Inc.	1.5%
CNO Financial Group, Inc.	1.4%
Texas Roadhouse, Inc.	1.4%
National Storage Affiliates Trust, REIT	1.4%
Element Solutions, Inc.	1.4%
UMB Financial Corp.	1.3%
Brunswick Corp.	1.3%
Magnolia Oil & Gas Corp., “A”	1.3%

GICS equity sectors (g)
Health Care	20.8%
Information Technology	14.7%
Financials	14.0%
Consumer Discretionary	13.6%
Industrials	13.0%
Real Estate	7.6%
Materials	5.0%
Energy	4.3%
Consumer Staples	2.7%
Communication Services	2.6%
Utilities	1.5%
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

MFS Blended Research Small Cap Equity Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.52%	$1,000.00	$1,231.90	$2.88
	Hypothetical (h)	0.52%	$1,000.00	$1,022.22	$2.61
Service Class	Actual	0.77%	$1,000.00	$1,229.52	$4.26
	Hypothetical (h)	0.77%	$1,000.00	$1,020.98	$3.86
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.8%
Aerospace & Defense – 0.7%
CACI International, Inc., “A” (a)	2,666	$ 680,150
Apparel Manufacturers – 1.5%
FIGS, Inc. (a)	4,505	$ 225,700
Skechers USA, Inc., “A” (a)	26,767	1,333,800
		$1,559,500
Automotive – 0.5%
REV Group, Inc.	20,927	$ 328,345
Stoneridge, Inc. (a)	1,424	42,008
XPEL, Inc. (a)	1,439	120,689
		$491,042
Biotechnology – 7.5%
Adaptive Biotechnologies Corp. (a)	9,936	$ 405,985
Agios Pharmaceuticals, Inc. (a)	1,385	76,327
Alkermes PLC (a)	15,434	378,442
AnaptysBio, Inc. (a)	21,350	553,605
Avid Bioservices, Inc. (a)	5,934	152,207
Clovis Oncology, Inc. (a)	28,406	164,755
Coherus BioSciences, Inc. (a)	24,365	336,968
CymaBay Therapeutics, Inc. (a)	52,598	229,327
CytomX Therapeutics, Inc. (a)	64,787	410,102
Eiger BioPharmaceuticals, Inc. (a)	6,947	59,188
Exelixis, Inc. (a)	4,154	75,686
ImmunoGen, Inc. (a)	19,407	127,892
Lexicon Pharmaceuticals, Inc. (a)	33,448	153,526
Macrogenics, Inc. (a)	17,632	473,596
Meridian Bioscience, Inc. (a)	27,574	611,591
Novavax, Inc. (a)	2,047	434,599
Organogenesis Holdings, Inc. (a)	29,548	491,088
Prothena Corp. PLC (a)	9,479	487,315
Radius Health, Inc. (a)	10,895	198,725
Sorrento Therapeutics, Inc. (a)	5,909	57,258
Translate Bio, Inc. (a)	15,475	426,182
Travere Therapeutics, Inc. (a)	21,826	318,441
Vanda Pharmaceuticals, Inc. (a)	33,931	729,856
Varex Imaging Corp. (a)	14,005	375,614
		$7,728,275
Brokerage & Asset Managers – 1.5%
Evercore Partners, Inc.	10,634	$ 1,496,948
Business Services – 2.7%
Forrester Research, Inc. (a)	17,889	$ 819,316
MoneyGram International, Inc. (a)	48,043	484,273
RE/MAX Holdings, Inc., “A”	23,377	779,155
Rush Enterprises, Inc., “A”	9,123	394,479
TaskUs, Inc., “A” (a)	10,170	348,221
		$2,825,444
Chemicals – 1.8%
Element Solutions, Inc.	59,430	$ 1,389,473
Rayonier Advanced Materials, Inc. (a)	72,506	485,065
		$1,874,538
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 4.6%
ACI Worldwide, Inc. (a)	12,671	$ 470,601
Altair Engineering, Inc., “A” (a)	2,132	147,044
Cornerstone OnDemand, Inc. (a)	12,253	632,010
Digital Turbine, Inc. (a)	10,145	771,324
Pagerduty, Inc. (a)	20,461	871,229
Paylocity Holding Corp. (a)	4,697	896,188
Ribbon Communications, Inc. (a)	10,237	77,904
Sprout Social, Inc. (a)	4,575	409,097
Tenable Holdings, Inc. (a)	10,150	419,702
		$4,695,099
Computer Software - Systems – 3.2%
Box, Inc., “A” (a)	65,318	$ 1,668,875
Extreme Networks, Inc. (a)	8,781	97,996
Five9, Inc. (a)	6,260	1,148,021
Rimini Street, Inc. (a)	6,460	39,794
Verint Systems, Inc. (a)	7,635	344,109
		$3,298,795
Construction – 2.6%
Builders FirstSource, Inc. (a)	23,746	$ 1,013,004
Century Communities, Inc.	3,718	247,396
Eagle Materials, Inc.	7,109	1,010,260
GMS, Inc. (a)	8,408	404,761
		$2,675,421
Consumer Products – 2.9%
Energizer Holdings, Inc.	20,685	$ 889,041
Nu Skin Enterprises, Inc., “A”	5,923	335,538
Prestige Consumer Healthcare, Inc. (a)	30,438	1,585,820
Tupperware Brands Corp. (a)	7,629	181,189
		$2,991,588
Consumer Services – 1.3%
Grand Canyon Education, Inc. (a)	11,143	$ 1,002,536
Medifast, Inc.	1,131	320,050
		$1,322,586
Electrical Equipment – 1.8%
Advanced Drainage Systems, Inc.	6,690	$ 779,853
TriMas Corp. (a)	36,124	1,095,641
		$1,875,494
Electronics – 5.5%
Advanced Energy Industries, Inc.	11,811	$ 1,331,218
Alpha and Omega Semiconductor Ltd. (a)	7,800	237,042
Amkor Technology, Inc.	40,701	963,393
Jabil Circuit, Inc.	10,336	600,728
Plexus Corp. (a)	11,270	1,030,191
Sanmina Corp. (a)	11,592	451,624
Silicon Laboratories, Inc. (a)	6,633	1,016,507
		$5,630,703

4

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 1.7%
Antero Resources Corp. (a)	13,534	$ 203,416
CONSOL Energy, Inc. (a)	13,035	240,757
Magnolia Oil & Gas Corp., “A” (a)	85,607	1,338,037
		$1,782,210
Engineering - Construction – 2.5%
APi Group, Inc. (a)	52,523	$ 1,097,205
Comfort Systems USA, Inc.	7,266	572,488
Quanta Services, Inc.	10,049	910,138
		$2,579,831
Food & Beverages – 1.2%
Hostess Brands, Inc. (a)	74,824	$ 1,211,401
Forest & Paper Products – 0.4%
Verso Corp., “A”	23,817	$ 421,561
Gaming & Lodging – 2.1%
Everi Holdings, Inc. (a)	27,232	$ 679,166
Penn National Gaming, Inc. (a)	6,610	505,599
Wyndham Hotels & Resorts, Inc.	13,906	1,005,265
		$2,190,030
Insurance – 2.5%
CNO Financial Group, Inc.	62,453	$ 1,475,140
Reinsurance Group of America, Inc.	9,309	1,061,226
		$2,536,366
Internet – 2.1%
Brightcove, Inc. (a)	7,486	$ 107,424
Cars.com, Inc. (a)	58,384	836,643
QuinStreet, Inc. (a)	26,333	489,267
TechTarget (a)	7,258	562,422
TrueCar, Inc. (a)	24,132	136,346
		$2,132,102
Leisure & Toys – 3.9%
Brunswick Corp.	13,620	$ 1,356,825
Funko, Inc., “A” (a)	59,719	1,270,820
Malibu Boats, Inc., “A” (a)	17,116	1,255,116
MasterCraft Boat Holdings, Inc. (a)	2,941	77,319
Nautilus, Inc. (a)	5,505	92,759
		$4,052,839
Machinery & Tools – 2.1%
ACCO Brands Corp.	7,874	$ 67,953
AGCO Corp.	777	101,305
ITT, Inc.	5,595	512,446
Regal Beloit Corp.	9,669	1,290,908
Titan Machinery, Inc. (a)	7,310	226,171
		$2,198,783
Medical & Health Technology & Services – 4.0%
Community Health Systems, Inc. (a)	19,730	$ 304,631
Covetrus, Inc. (a)	5,307	143,289
LifeStance Health Group, Inc. (a)	13,948	388,591
Owens & Minor, Inc.	17,356	734,680
Signify Health, Inc., “A” (a)	10,609	322,832
Syneos Health, Inc. (a)	11,723	1,049,091
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Tenet Healthcare Corp. (a)	17,051	$ 1,142,247
		$4,085,361
Medical Equipment – 4.8%
Accuray, Inc. (a)	46,746	$ 211,292
Alphatec Holdings, Inc. (a)	20,493	313,953
AngioDynamics, Inc. (a)	18,039	489,398
Avanos Medical, Inc. (a)	11,312	411,417
Envista Holdings Corp. (a)	2,656	114,766
Integer Holdings Corp. (a)	8,397	790,997
LivaNova PLC (a)	1,337	112,455
Maravai Lifesciences Holdings, Inc., “A” (a)	23,835	994,635
Merit Medical Systems, Inc. (a)	5,507	356,083
OraSure Technologies, Inc. (a)	18,166	184,203
Orthofix Medical, Inc. (a)	4,539	182,059
Quidel Corp. (a)	4,605	589,993
Zynex, Inc. (a)(l)	14,459	224,548
		$4,975,799
Metals & Mining – 1.6%
Alcoa Corp. (a)	17,542	$ 646,247
Ryerson Holding Corp. (a)	24,208	353,437
Schnitzer Steel Industries, Inc., “A”	1,917	94,029
TimkenSteel Corp. (a)	24,869	351,896
United States Steel Corp.	7,018	168,432
		$1,614,041
Natural Gas - Distribution – 0.3%
MDU Resources Group, Inc.	9,484	$ 297,229
Natural Gas - Pipeline – 0.6%
Antero Midstream Corp.	21,621	$ 224,642
Equitrans Midstream Corp.	48,602	413,603
		$638,245
Network & Telecom – 0.5%
Cambium Networks Corp. (a)	11,006	$ 532,140
Oil Services – 2.7%
Cactus, Inc., “A”	31,084	$ 1,141,405
ChampionX Corp. (a)	28,723	736,745
Liberty Oilfield Services, Inc. (a)	9,250	130,980
MRC Global, Inc. (a)	81,938	770,217
		$2,779,347
Other Banks & Diversified Financials – 10.1%
Bank OZK	28,786	$ 1,213,618
Cathay General Bancorp, Inc.	32,341	1,272,942
First Hawaiian, Inc.	24,806	703,002
Hanmi Financial Corp.	56,081	1,068,904
Herc Holdings, Inc. (a)	699	78,337
Prosperity Bancshares, Inc.	11,762	844,511
Signature Bank	3,292	808,680
SLM Corp.	61,452	1,286,805
UMB Financial Corp.	14,630	1,361,468
Umpqua Holdings Corp.	43,441	801,486
Wintrust Financial Corp.	12,505	945,753
		$10,385,506

5

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 2.9%
Amneal Pharmaceuticals, Inc. (a)	17,911	$ 91,704
Collegium Pharmaceutical, Inc. (a)	15,505	366,538
Emergent BioSolutions, Inc. (a)	6,229	392,365
G1 Therapeutics, Inc. (a)	8,745	191,865
Gritstone bio, Inc. (a)	17,097	156,096
IDEAYA Biosciences, Inc. (a)	15,049	315,878
KalVista Pharmaceuticals, Inc. (a)	9,549	228,794
OPKO Health, Inc. (a)	9,755	39,508
Phibro Animal Health Corp., “A”	13,525	390,602
TCR Therapeutics, Inc. (a)	1,275	20,923
United Therapeutics Corp. (a)	4,419	792,813
		$2,987,086
Pollution Control – 0.5%
U.S. Ecology, Inc. (a)	13,230	$ 496,390
Printing & Publishing – 0.2%
Gannett Co., Inc. (a)	35,045	$ 192,397
Railroad & Shipping – 0.4%
Genco Shipping & Trading Ltd.	20,395	$ 385,058
Real Estate – 6.9%
CorePoint Lodging, Inc., REIT (a)	21,436	$ 229,365
Corporate Office Properties Trust, REIT	8,963	250,874
Empire State Realty Trust, REIT, “A”	88,215	1,058,580
Industrial Logistics Properties Trust, REIT	11,191	292,533
Innovative Industrial Properties, Inc., REIT	1,374	262,462
Life Storage, Inc., REIT	463	49,703
National Storage Affiliates Trust, REIT	28,177	1,424,629
Plymouth Industrial, Inc., REIT	2,589	51,832
Spirit Realty Capital, Inc., REIT	19,304	923,503
STAG Industrial, Inc., REIT	31,185	1,167,255
STORE Capital Corp., REIT	30,835	1,064,116
Uniti Group, Inc., REIT	28,368	300,417
		$7,075,269
Restaurants – 1.4%
Texas Roadhouse, Inc.	15,300	$ 1,471,860
Specialty Chemicals – 1.5%
Kraton Corp. (a)	5,683	$ 183,504
Univar Solutions, Inc. (a)	53,970	1,315,789
		$1,499,293
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 3.0%
Camping World Holdings, Inc. “A”	13,857	$ 567,998
Overstock.com, Inc. (a)	8,681	800,388
Petco Health & Wellness Co., Inc. (a)	20,387	456,873
Signet Jewelers Ltd.	1,275	103,007
Urban Outfitters, Inc. (a)	27,516	1,134,210
		$3,062,476
Telecommunications - Wireless – 0.3%
Telephone and Data Systems, Inc.	11,539	$ 261,474
Telephone Services – 0.2%
Consolidated Communications Holdings, Inc. (a)	23,330	$ 205,071
Trucking – 0.1%
Daseke, Inc. (a)	11,669	$ 75,615
Utilities - Electric Power – 1.2%
Portland General Electric Co.	26,390	$ 1,216,051
Total Common Stocks (Identified Cost, $74,109,122)		$102,486,414
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $327,878)	327,878	$ 327,878
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02% (j) (Identified Cost, $101,472)	101,472	$ 101,472
Other Assets, Less Liabilities – (0.2)%		(245,291)
Net Assets – 100.0%		$102,670,473

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $327,878 and $102,587,886, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS Blended Research Small Cap Equity Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value, including $98,491 of securities on loan (identified cost, $74,210,594)	$102,587,886
Investments in affiliated issuers, at value (identified cost, $327,878)	327,878
Receivables for
Investments sold	466,119
Fund shares sold	25,521
Interest and dividends	68,608
Other assets	661
Total assets	$103,476,673
Liabilities
Payables for
Fund shares reacquired	$650,218
Collateral for securities loaned, at value	101,472
Payable to affiliates
Investment adviser	2,191
Administrative services fee	134
Shareholder servicing costs	59
Distribution and/or service fees	881
Accrued expenses and other liabilities	51,245
Total liabilities	$806,200
Net assets	$102,670,473
Net assets consist of
Paid-in capital	$62,043,695
Total distributable earnings (loss)	40,626,778
Net assets	$102,670,473
Shares of beneficial interest outstanding	7,835,275
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$38,926,373	2,896,908	$13.44
Service Class	63,744,100	4,938,367	12.91
See Notes to Financial Statements
7

MFS Blended Research Small Cap Equity Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Dividends	$458,666
Other	10,371
Income on securities loaned	2,714
Dividends from affiliated issuers	194
Total investment income	$471,945
Expenses
Management fee	$201,109
Distribution and/or service fees	78,557
Shareholder servicing costs	5,972
Administrative services fee	11,919
Independent Trustees' compensation	1,802
Custodian fee	1,547
Shareholder communications	7,522
Audit and tax fees	28,015
Legal fees	317
Miscellaneous	11,432
Total expenses	$348,192
Reduction of expenses by investment adviser	(5,991)
Net expenses	$342,201
Net investment income (loss)	$129,744
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$15,349,867
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$5,517,287
Net realized and unrealized gain (loss)	$20,867,154
Change in net assets from operations	$20,996,898
See Notes to Financial Statements
8

MFS Blended Research Small Cap Equity Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$129,744	$770,676
Net realized gain (loss)	15,349,867	(3,204,516)
Net unrealized gain (loss)	5,517,287	7,925,642
Change in net assets from operations	$20,996,898	$5,491,802
Total distributions to shareholders	$—	$(7,515,113)
Change in net assets from fund share transactions	$(11,547,646)	$(1,294,777)
Total change in net assets	$9,449,252	$(3,318,088)
Net assets
At beginning of period	93,221,221	96,539,309
At end of period	$102,670,473	$93,221,221
See Notes to Financial Statements
9

MFS Blended Research Small Cap Equity Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$10.91	$11.66	$11.25	$13.47	$13.23	$12.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.10	$0.10	$0.09	$0.11	$0.11(c)
Net realized and unrealized gain (loss)	2.50	0.01(g)	2.56	(0.40)	1.70	2.35
Total from investment operations	$2.53	$0.11	$2.66	$(0.31)	$1.81	$2.46
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.10)	$(0.13)	$(0.12)	$(0.16)
From net realized gain	—	(0.77)	(2.15)	(1.78)	(1.45)	(1.36)
Total distributions declared to shareholders	$—	$(0.86)	$(2.25)	$(1.91)	$(1.57)	$(1.52)
Net asset value, end of period (x)	$13.44	$10.91	$11.66	$11.25	$13.47	$13.23
Total return (%) (k)(r)(s)(x)	23.19(n)	2.23	26.78	(5.11)	14.97	20.90(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54(a)	0.55	0.54	0.54	0.53	0.42(c)
Expenses after expense reductions (f)	0.52(a)	0.54	0.53	0.53	0.52	0.41(c)
Net investment income (loss)	0.42(a)(l)	1.05	0.81	0.69	0.82	0.92(c)
Portfolio turnover	43(n)	84	59	72	81	72
Net assets at end of period (000 omitted)	$38,926	$33,850	$35,441	$29,936	$36,195	$28,715

See Notes to Financial Statements
10

MFS Blended Research Small Cap Equity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$10.50	$11.24	$10.92	$13.12	$12.92	$12.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.07	$0.07	$0.06	$0.07	$0.08(c)
Net realized and unrealized gain (loss)	2.40	0.02(g)	2.46	(0.39)	1.67	2.29
Total from investment operations	$2.41	$0.09	$2.53	$(0.33)	$1.74	$2.37
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$(0.06)	$(0.09)	$(0.09)	$(0.12)
From net realized gain	—	(0.77)	(2.15)	(1.78)	(1.45)	(1.36)
Total distributions declared to shareholders	$—	$(0.83)	$(2.21)	$(1.87)	$(1.54)	$(1.48)
Net asset value, end of period (x)	$12.91	$10.50	$11.24	$10.92	$13.12	$12.92
Total return (%) (k)(r)(s)(x)	22.95(n)	2.14	26.36	(5.35)	14.70	20.58(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79(a)	0.80	0.79	0.79	0.78	0.67(c)
Expenses after expense reductions (f)	0.77(a)	0.79	0.78	0.78	0.77	0.66(c)
Net investment income (loss)	0.16(a)(l)	0.80	0.56	0.43	0.55	0.66(c)
Portfolio turnover	43(n)	84	59	72	81	72
Net assets at end of period (000 omitted)	$63,744	$59,371	$61,099	$55,648	$71,366	$74,453
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
11

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Blended Research Small Cap Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value
12

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$102,486,414	$—	$—	$102,486,414
Mutual Funds	429,350	—	—	429,350
Total	$102,915,764	$—	$—	$102,915,764
For further information regarding security characteristics, see the Portfolio of Investments.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $98,491. The fair value of the fund's investment securities on loan and a related liability of $101,472 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
13

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$1,857,641
Long-term capital gains	5,657,472
Total distributions	$7,515,113
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/21
Cost of investments	$75,268,184
Gross appreciation	29,048,989
Gross depreciation	(1,401,409)
Net unrealized appreciation (depreciation)	$27,647,580
As of 12/31/20
Undistributed ordinary income	769,347
Capital loss carryforwards	(3,322,161)
Net unrealized appreciation (depreciation)	22,182,694
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(2,619,187)
Long-Term	(702,974)
Total	$(3,322,161)
14

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$2,607,703
Service Class	—	4,907,410
Total	$—	$7,515,113
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $5,991, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.60% of average daily net assets for the Initial Class shares and 0.85% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2021, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $5,599, which equated to 0.0111% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $373.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0237% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
15

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2021, this reimbursement amounted to $10,349, which is included in “Other” income in the Statement of Operations.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2021, the fund engaged in purchase transactions pursuant to this policy, which amounted to $331,854.
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $42,965,303 and $54,043,348, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	123,510	$1,574,246	825,995	$6,434,636
Service Class	284,405	3,527,917	1,413,665	11,455,698
	407,915	$5,102,163	2,239,660	$17,890,334
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	281,002	$2,607,703
Service Class	—	—	549,542	4,907,410
	—	$—	830,544	$7,515,113
Shares reacquired
Initial Class	(328,165)	$(4,189,684)	(1,046,160)	$(10,004,310)
Service Class	(1,002,114)	(12,460,125)	(1,740,816)	(16,695,914)
	(1,330,279)	$(16,649,809)	(2,786,976)	$(26,700,224)
Net change
Initial Class	(204,655)	$(2,615,438)	60,837	$(961,971)
Service Class	(717,709)	(8,932,208)	222,391	(332,806)
	(922,364)	$(11,547,646)	283,228	$(1,294,777)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $177 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
16

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$529,846	$7,718,129	$7,920,097	$—	$—	$327,878
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$194	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
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MFS Blended Research Small Cap Equity Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
18

MFS Blended Research Small Cap Equity Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
19

Semiannual Report
June 30, 2021
MFS®  Conservative
Allocation Portfolio
MFS® Variable Insurance Trust III
VCA-SEM

MFS® Conservative Allocation Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Conservative Allocation Portfolio
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Conservative Allocation Portfolio
Portfolio Composition
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Total Return Bond Series	17.0%
MFS Limited Maturity Portfolio	12.0%
MFS Government Securities Portfolio	10.0%
MFS Inflation-Adjusted Bond Portfolio	9.9%
MFS Global Governments Portfolio	7.9%
MFS Growth Series	6.0%
MFS Research Series	6.0%
MFS Value Series	6.0%
MFS High Yield Portfolio	5.0%
MFS Mid Cap Growth Series	4.0%
MFS Mid Cap Value Portfolio	3.9%
MFS Research International Portfolio	3.9%
MFS International Intrinsic Value Portfolio	2.0%
MFS International Growth Portfolio	2.0%
MFS Global Real Estate Portfolio	2.0%
MFS New Discovery Series	1.0%
MFS New Discovery Value Portfolio	1.0%
Cash & Cash Equivalents	0.4%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the fund's Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

MFS Conservative Allocation Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.03%	$1,000.00	$1,039.33	$0.15
	Hypothetical (h)	0.03%	$1,000.00	$1024.65	$0.15
Service Class	Actual	0.28%	$1,000.00	$1,038.37	$1.42
	Hypothetical (h)	0.28%	$1,000.00	$1,023.41	$1.40
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
3

MFS Conservative Allocation Portfolio
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 61.8%
MFS Global Governments Portfolio - Initial Class	2,968,464	$ 32,979,632
MFS Government Securities Portfolio - Initial Class	3,292,270	41,647,218
MFS High Yield Portfolio - Initial Class	3,583,991	20,858,825
MFS Inflation-Adjusted Bond Portfolio - Initial Class	3,470,699	41,440,149
MFS Limited Maturity Portfolio - Initial Class	4,761,155	49,992,123
MFS Total Return Bond Series - Initial Class	5,069,516	70,922,537
		$ 257,840,484
International Stock Funds – 7.9%
MFS International Growth Portfolio - Initial Class	477,837	$ 8,271,364
MFS International Intrinsic Value Portfolio - Initial Class	225,178	8,277,537
MFS Research International Portfolio - Initial Class	845,697	16,499,539
		$33,048,440
Specialty Funds – 2.0%
MFS Global Real Estate Portfolio - Initial Class	477,527	$ 8,251,675
Issuer	Shares/Par	Value ($)
Investment Companies (h) – continued
U.S. Stock Funds – 27.9%
MFS Growth Series - Initial Class	301,237	$ 25,102,108
MFS Mid Cap Growth Series - Initial Class	1,254,690	16,699,922
MFS Mid Cap Value Portfolio - Initial Class	1,617,574	16,547,778
MFS New Discovery Series - Initial Class	141,690	4,158,606
MFS New Discovery Value Portfolio - Initial Class	374,424	4,126,153
MFS Research Series - Initial Class	664,609	25,049,097
MFS Value Series - Initial Class	1,066,498	24,977,393
		$ 116,661,057
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 0.02% (v)	1,651,796	$ 1,651,796
Total Investment Companies (Identified Cost, $335,145,147)		$ 417,453,452
Other Assets, Less Liabilities – (0.0)%		(48,379)
Net Assets – 100.0%		$ 417,405,073

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $417,453,452.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
4

MFS Conservative Allocation Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in affiliated issuers, at value (identified cost, $335,145,147)	$417,453,452
Receivables for
Investments sold	665,486
Fund shares sold	52,690
Other assets	1,689
Total assets	$418,173,317
Liabilities
Payables for
Investments purchased	$50,044
Fund shares reacquired	668,131
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	42
Distribution and/or service fees	5,689
Accrued expenses and other liabilities	44,242
Total liabilities	$768,244
Net assets	$417,405,073
Net assets consist of
Paid-in capital	$304,679,613
Total distributable earnings (loss)	112,725,460
Net assets	$417,405,073
Shares of beneficial interest outstanding	33,536,390
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$3,140,405	252,884	$12.42
Service Class	414,264,668	33,283,506	12.45
See Notes to Financial Statements
5

MFS Conservative Allocation Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Dividends from affiliated issuers	$441
Other	65
Total investment income	$506
Expenses
Distribution and/or service fees	$521,054
Shareholder servicing costs	4,094
Administrative services fee	8,679
Independent Trustees' compensation	3,919
Custodian fee	2,821
Shareholder communications	5,819
Audit and tax fees	20,274
Legal fees	1,580
Miscellaneous	13,224
Total expenses	$581,464
Net investment income (loss)	$(580,958)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$10,579,664
Change in unrealized appreciation or depreciation
Affiliated issuers	$5,849,874
Net realized and unrealized gain (loss)	$16,429,538
Change in net assets from operations	$15,848,580
See Notes to Financial Statements
6

MFS Conservative Allocation Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$(580,958)	$8,306,512
Net realized gain (loss)	10,579,664	15,354,842
Net unrealized gain (loss)	5,849,874	23,432,452
Change in net assets from operations	$15,848,580	$47,093,806
Total distributions to shareholders	$—	$(28,736,522)
Change in net assets from fund share transactions	$(29,733,641)	$(22,299,766)
Total change in net assets	$(13,885,061)	$(3,942,482)
Net assets
At beginning of period	431,290,134	435,232,616
At end of period	$417,405,073	$431,290,134
See Notes to Financial Statements
7

MFS Conservative Allocation Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$11.95	$11.44	$10.58	$11.61	$10.95	$11.09
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)(w)	$0.27	$0.28	$0.27	$0.22	$0.22(c)
Net realized and unrealized gain (loss)	0.47	1.09	1.47	(0.55)	1.02	0.36
Total from investment operations	$0.47	$1.36	$1.75	$(0.28)	$1.24	$0.58
Less distributions declared to shareholders
From net investment income	$—	$(0.31)	$(0.31)	$(0.26)	$(0.26)	$(0.32)
From net realized gain	—	(0.54)	(0.58)	(0.49)	(0.32)	(0.40)
Total distributions declared to shareholders	$—	$(0.85)	$(0.89)	$(0.75)	$(0.58)	$(0.72)
Net asset value, end of period (x)	$12.42	$11.95	$11.44	$10.58	$11.61	$10.95
Total return (%) (k)(r)(s)(x)	3.93(n)	12.31	16.87	(2.73)	11.48	5.03(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.03(a)	0.03	0.03	0.03	0.02	0.02(c)
Expenses after expense reductions (f)(h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	(0.03)(a)	2.40	2.47	2.34	1.94	1.92(c)
Portfolio turnover	1(n)	7	2	1	0(b)	1
Net assets at end of period (000 omitted)	$3,140	$3,061	$2,029	$2,062	$2,338	$2,266

See Notes to Financial Statements
8

MFS Conservative Allocation Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$11.99	$11.47	$10.61	$11.63	$10.96	$11.10
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$0.23	$0.25	$0.23	$0.19	$0.19(c)
Net realized and unrealized gain (loss)	0.48	1.11	1.47	(0.53)	1.02	0.35
Total from investment operations	$0.46	$1.34	$1.72	$(0.30)	$1.21	$0.54
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.28)	$(0.23)	$(0.22)	$(0.28)
From net realized gain	—	(0.54)	(0.58)	(0.49)	(0.32)	(0.40)
Total distributions declared to shareholders	$—	$(0.82)	$(0.86)	$(0.72)	$(0.54)	$(0.68)
Net asset value, end of period (x)	$12.45	$11.99	$11.47	$10.61	$11.63	$10.96
Total return (%) (k)(r)(s)(x)	3.84(n)	12.06	16.48	(2.92)	11.24	4.73(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.28(a)	0.28	0.28	0.28	0.27	0.27(c)
Expenses after expense reductions (f)(h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	(0.28)(a)	1.98	2.18	2.05	1.63	1.66(c)
Portfolio turnover	1(n)	7	2	1	0(b)	1
Net assets at end of period (000 omitted)	$414,265	$428,229	$433,203	$442,988	$552,579	$612,965
(a)	Annualized.
(b)	Less than 0.5%.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
9

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Conservative Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting, and auditing systems, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
10

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
11

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$417,453,452	$—	$—	$417,453,452
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$10,462,384
Long-term capital gains	18,274,138
Total distributions	$28,736,522
The federal tax cost and the tax basis components of distributable earnings were as follows:
12

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/21
Cost of investments	$338,595,781
Gross appreciation	80,340,215
Gross depreciation	(1,482,544)
Net unrealized appreciation (depreciation)	$78,857,671
As of 12/31/20
Undistributed ordinary income	10,076,487
Undistributed long-term capital gain	13,792,596
Net unrealized appreciation (depreciation)	73,007,797
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$204,461
Service Class	—	28,532,061
Total	$—	$28,736,522
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2021, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $4,022, which equated to 0.0019% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $72.
13

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0041% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $2,563,545 and $32,869,411, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	14,142	$175,108	128,703	$1,465,862
Service Class	291,722	3,519,254	685,857	7,863,331
	305,864	$3,694,362	814,560	$9,329,193
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	18,062	$204,461
Service Class	—	—	2,509,416	28,532,061
	—	$—	2,527,478	$28,736,522
Shares reacquired
Initial Class	(17,471)	$(209,965)	(67,990)	$(753,310)
Service Class	(2,730,270)	(33,218,038)	(5,236,313)	(59,612,171)
	(2,747,741)	$(33,428,003)	(5,304,303)	$(60,365,481)
Net change
Initial Class	(3,329)	$(34,857)	78,775	$917,013
Service Class	(2,438,548)	(29,698,784)	(2,041,040)	(23,216,779)
	(2,441,877)	$(29,733,641)	(1,962,265)	$(22,299,766)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $770 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
14

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Global Governments Portfolio	$34,251,986	$475,240	$47,955	$183	$(1,699,822)	$32,979,632
MFS Global Real Estate Portfolio	8,706,919	3,815	1,691,038	446,449	785,530	8,251,675
MFS Government Securities Portfolio	41,854,392	556,137	80,640	(5,460)	(677,211)	41,647,218
MFS Growth Series	26,070,201	304,436	4,437,408	2,823,815	341,064	25,102,108
MFS High Yield Portfolio	21,508,098	24,132	1,185,361	(76,861)	588,817	20,858,825
MFS Inflation-Adjusted Bond Portfolio	43,215,292	110,396	1,465,236	180,645	(600,948)	41,440,149
MFS Institutional Money Market Portfolio	1,658,652	536,359	543,215	—	—	1,651,796
MFS International Growth Portfolio	8,732,163	1,515	1,092,322	351,287	278,721	8,271,364
MFS International Intrinsic Value Portfolio	8,706,814	20,988	860,027	446,860	(37,098)	8,277,537
MFS Limited Maturity Portfolio	50,602,857	120,723	971,149	(430)	240,122	49,992,123
MFS Mid Cap Growth Series	17,529,411	363,348	2,109,100	965,628	(49,365)	16,699,922
MFS Mid Cap Value Portfolio	17,447,117	15,524	3,967,430	723,715	2,328,852	16,547,778
MFS New Discovery Series	4,400,343	74,966	699,733	287,499	95,531	4,158,606
MFS New Discovery Value Portfolio	4,380,552	3,000	1,268,798	287,259	724,140	4,126,153
MFS Research International Portfolio	17,455,372	1,288	2,214,064	672,229	584,714	16,499,539
MFS Research Series	26,119,129	29,562	4,616,442	1,796,854	1,719,994	25,049,097
MFS Total Return Bond Series	72,553,252	424,654	1,390,233	11,067	(676,203)	70,922,537
MFS Value Series	26,144,086	33,821	4,772,475	1,668,925	1,903,036	24,977,393
	$431,336,636	$3,099,904	$33,412,626	$10,579,664	$5,849,874	$417,453,452
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Global Governments Portfolio	$—	$—
MFS Global Real Estate Portfolio	—	—
MFS Government Securities Portfolio	—	—
MFS Growth Series	—	—
MFS High Yield Portfolio	—	—
MFS Inflation-Adjusted Bond Portfolio	—	—
MFS Institutional Money Market Portfolio	441	—
MFS International Growth Portfolio	—	—
MFS International Intrinsic Value Portfolio	—	—
MFS Limited Maturity Portfolio	—	—
MFS Mid Cap Growth Series	—	—
MFS Mid Cap Value Portfolio	—	—
MFS New Discovery Series	—	—
MFS New Discovery Value Portfolio	—	—
MFS Research International Portfolio	—	—
MFS Research Series	—	—
MFS Total Return Bond Series	—	—
MFS Value Series	—	—
	$441	$—
15

MFS Conservative Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
16

MFS Conservative Allocation Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
17

MFS Conservative Allocation Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
18

Semiannual Report
June 30, 2021
MFS®  Global Real
Estate Portfolio
MFS® Variable Insurance Trust III
VRE-SEM

MFS® Global Real Estate Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Real Estate Portfolio
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Global Real Estate Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Prologis, Inc., REIT	6.2%
Welltower, Inc., REIT	3.4%
Extra Space Storage, Inc., REIT	3.3%
AvalonBay Communities, Inc., REIT	3.0%
American Homes 4 Rent, “A”, REIT	2.9%
Goodman Group, REIT	2.7%
Equinix, Inc., REIT	2.5%
Simon Property Group, Inc., REIT	2.5%
DeutscheWohnen SE	2.5%
Cellnex Telecom S.A.	2.4%
GICS equity industries (g)
Real Estate	93.9%
Communication Services	4.1%
Health Care	0.9%
Issuer country weightings (x)
United States	58.2%
Hong Kong	6.0%
United Kingdom	5.9%
Japan	4.7%
Singapore	4.1%
Germany	4.1%
Australia	4.1%
Belgium	3.4%
Canada	2.6%
Other Countries	6.9%
Currency exposure weightings (y)
United States Dollar	58.2%
Euro	9.9%
British Pound Sterling	7.6%
Hong Kong Dollar	6.0%
Japanese Yen	4.7%
Singapore Dollar	4.1%
Australian Dollar	4.1%
Canadian Dollar	2.6%
Mexican Peso	1.6%
Other Currencies	1.2%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

MFS Global Real Estate Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.92%	$1,000.00	$1,153.54	$4.91
	Hypothetical (h)	0.92%	$1,000.00	$1,020.23	$4.61
Service Class	Actual	1.17%	$1,000.00	$1,152.89	$6.25
	Hypothetical (h)	1.17%	$1,000.00	$1,018.99	$5.86
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Global Real Estate Portfolio
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Construction – 8.2%
American Homes 4 Rent, “A”, REIT	153,946	$ 5,980,802
AvalonBay Communities, Inc., REIT	29,007	6,053,471
Mid-America Apartment Communities, Inc., REIT	27,699	4,665,066
		$16,699,339
Forest & Paper Products – 1.6%
Rayonier, Inc., REIT	92,311	$ 3,316,734
Medical & Health Technology & Services – 0.9%
Encompass Health Corp.	22,589	$ 1,762,620
Network & Telecom – 5.7%
CoreSite Realty Corp., REIT	24,863	$ 3,346,560
Equinix, Inc., REIT	6,416	5,149,481
QTS Realty Trust, Inc., REIT, “A”	38,583	2,982,466
		$11,478,507
Real Estate – 76.4%
Advance Residence Investment Corp., REIT	1,001	$ 3,333,813
Alexandria Real Estate Equities, Inc., REIT	21,011	3,822,741
Allied Properties, REIT	43,923	1,596,266
Ascendas India Trust, REIT	1,645,600	1,701,037
Big Yellow Group PLC, REIT	190,314	3,440,826
Boston Properties, Inc., REIT	22,761	2,608,183
Brixmor Property Group, Inc., REIT	155,435	3,557,907
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	755,064	1,468,917
Deutsche Wohnen SE	81,891	5,008,535
Douglas Emmett, Inc., REIT	74,594	2,507,850
Embassy Office Parks, REIT	398,600	1,878,938
Empire State Realty Trust, REIT, “A”	84,743	1,016,916
Equity Lifestyle Properties, Inc., REIT	63,621	4,727,677
ESR Cayman Ltd. (a)	1,124,800	3,795,546
Extra Space Storage, Inc., REIT	40,771	6,679,105
Fibra Uno Administracion S.A. de C.V., REIT	1,577,958	1,704,296
Goodman Group, REIT	349,727	5,552,421
Grainger PLC	857,651	3,381,208
Granite REIT	54,369	3,617,582
Host Hotels & Resorts, Inc., REIT (a)	170,584	2,915,281
Japan Logistics Fund, Inc., REIT	882	2,651,676
Katitas Co. Ltd.	123,800	3,476,808
LEG Immobilien SE	22,965	3,307,175
Link REIT	306,964	2,975,032
Mapletree Commercial Trust, REIT	1,970,800	3,165,708
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Mapletree Logistics Trust, REIT	2,286,531	$ 3,485,825
Medical Properties Trust, Inc., REIT	163,970	3,295,797
Multiplan Empreendimentos Imobiliarios S.A.	131,119	619,506
National Retail Properties, Inc., REIT	67,200	3,150,336
National Storage, REIT	1,849,049	2,745,655
Prologis, Inc., REIT	105,810	12,647,469
Shaftesbury PLC, REIT	465,751	3,669,137
Shurgard Self Storage S.A.	52,038	2,511,355
Simon Property Group, Inc., REIT	39,391	5,139,738
Sino Land Co. Ltd.	1,540,613	2,428,693
STAG Industrial, Inc., REIT	101,657	3,805,021
STORE Capital Corp., REIT	105,276	3,633,075
Sun Communities, Inc., REIT	27,423	4,700,302
Swire Properties Ltd.	1,000,200	2,982,192
Unite Group PLC, REIT	105,733	1,570,837
Urban Edge Properties, REIT	164,058	3,133,508
VICI Properties, Inc., REIT	145,962	4,527,741
Warehouses De Pauw, REIT	113,738	4,342,648
Welltower, Inc., REIT	81,839	6,800,821
		$ 155,081,100
Real Estate - Other – 0.5%
EPR Properties, REIT (a)	18,938	$ 997,654
Telecommunications - Wireless – 3.9%
American Tower Corp., REIT	11,303	$ 3,053,393
Cellnex Telecom S.A.	77,799	4,955,679
		$8,009,072
Telephone Services – 1.7%
Helios Tower PLC (a)	1,495,777	$ 3,372,646
Total Common Stocks (Identified Cost, $130,773,280)		$200,717,672
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $1,701,121)	1,701,121	$ 1,701,121
Other Assets, Less Liabilities – 0.2%		480,344
Net Assets – 100.0%		$202,899,137

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,701,121 and $200,717,672, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
4

MFS Global Real Estate Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value (identified cost, $130,773,280)	$200,717,672
Investments in affiliated issuers, at value (identified cost, $1,701,121)	1,701,121
Cash	15,395
Receivables for
Fund shares sold	84,359
Dividends	582,648
Receivable from investment adviser	4,420
Other assets	1,049
Total assets	$203,106,664
Liabilities
Payable to custodian	$43
Payables for
Fund shares reacquired	143,935
Payable to affiliates
Administrative services fee	206
Shareholder servicing costs	71
Distribution and/or service fees	847
Accrued expenses and other liabilities	62,425
Total liabilities	$207,527
Net assets	$202,899,137
Net assets consist of
Paid-in capital	$130,282,062
Total distributable earnings (loss)	72,617,075
Net assets	$202,899,137
Shares of beneficial interest outstanding	11,205,848
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$141,595,515	8,194,225	$17.28
Service Class	61,303,622	3,011,623	20.36
See Notes to Financial Statements
5

MFS Global Real Estate Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Dividends	$2,869,689
Other	5,127
Dividends from affiliated issuers	1,003
Foreign taxes withheld	(106,557)
Total investment income	$2,769,262
Expenses
Management fee	$869,091
Distribution and/or service fees	74,666
Shareholder servicing costs	6,803
Administrative services fee	17,846
Independent Trustees' compensation	2,367
Custodian fee	12,450
Shareholder communications	9,428
Audit and tax fees	34,394
Legal fees	679
Miscellaneous	12,902
Total expenses	$1,040,626
Reduction of expenses by investment adviser	(77,145)
Net expenses	$963,481
Net investment income (loss)	$1,805,781
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$5,834,589
Foreign currency	1,022
Net realized gain (loss)	$5,835,611
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$20,397,428
Translation of assets and liabilities in foreign currencies	(1,122)
Net unrealized gain (loss)	$20,396,306
Net realized and unrealized gain (loss)	$26,231,917
Change in net assets from operations	$28,037,698
See Notes to Financial Statements
6

MFS Global Real Estate Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$1,805,781	$3,300,962
Net realized gain (loss)	5,835,611	(500,441)
Net unrealized gain (loss)	20,396,306	2,028,325
Change in net assets from operations	$28,037,698	$4,828,846
Total distributions to shareholders	$—	$(11,999,202)
Change in net assets from fund share transactions	$(10,696,072)	$1,689,470
Total change in net assets	$17,341,626	$(5,480,886)
Net assets
At beginning of period	185,557,511	191,038,397
At end of period	$202,899,137	$185,557,511
See Notes to Financial Statements
7

MFS Global Real Estate Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$14.98	$15.91	$13.10	$14.27	$14.01	$13.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.28	$0.35	$0.42	$0.37	$0.37(c)
Net realized and unrealized gain (loss)	2.15	(0.14)	3.14	(0.79)	1.42	0.74
Total from investment operations	$2.30	$0.14	$3.49	$(0.37)	$1.79	$1.11
Less distributions declared to shareholders
From net investment income	$—	$(0.70)	$(0.58)	$(0.58)	$(0.63)	$(0.39)
From net realized gain	—	(0.37)	(0.10)	(0.22)	(0.90)	(0.26)
Total distributions declared to shareholders	$—	$(1.07)	$(0.68)	$(0.80)	$(1.53)	$(0.65)
Net asset value, end of period (x)	$17.28	$14.98	$15.91	$13.10	$14.27	$14.01
Total return (%) (k)(r)(s)(x)	15.35(n)	1.49	26.87	(3.03)	13.33	7.94(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00(a)	1.02	1.01	1.01	1.00	0.97(c)
Expenses after expense reductions (f)	0.92(a)	0.92	0.92	0.92	0.92	0.91(c)
Net investment income (loss)	1.95(a)	2.00	2.31	3.00	2.56	2.63(c)
Portfolio turnover	16(n)	43	36	24	24	30
Net assets at end of period (000 omitted)	$141,596	$127,523	$132,530	$99,826	$114,198	$115,023

See Notes to Financial Statements
8

MFS Global Real Estate Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$17.66	$18.56	$15.17	$16.41	$15.89	$15.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.29	$0.36	$0.44	$0.38	$0.38(c)
Net realized and unrealized gain (loss)	2.54	(0.17)(g)	3.66	(0.93)	1.62	0.83
Total from investment operations	$2.70	$0.12	$4.02	$(0.49)	$2.00	$1.21
Less distributions declared to shareholders
From net investment income	$—	$(0.65)	$(0.53)	$(0.53)	$(0.58)	$(0.34)
From net realized gain	—	(0.37)	(0.10)	(0.22)	(0.90)	(0.26)
Total distributions declared to shareholders	$—	$(1.02)	$(0.63)	$(0.75)	$(1.48)	$(0.60)
Net asset value, end of period (x)	$20.36	$17.66	$18.56	$15.17	$16.41	$15.89
Total return (%) (k)(r)(s)(x)	15.29(n)	1.15	26.68	(3.33)	13.07	7.70(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25(a)	1.27	1.26	1.26	1.25	1.22(c)
Expenses after expense reductions (f)	1.17(a)	1.17	1.17	1.17	1.17	1.16(c)
Net investment income (loss)	1.69(a)	1.75	2.07	2.74	2.31	2.37(c)
Portfolio turnover	16(n)	43	36	24	24	30
Net assets at end of period (000 omitted)	$61,304	$58,035	$58,508	$53,577	$70,167	$75,253
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
9

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Real Estate Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates, shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the manager; and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
10

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$200,717,672	$—	$—	$200,717,672
Mutual Funds	1,701,121	—	—	1,701,121
Total	$202,418,793	$—	$—	$202,418,793
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the fund. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. The fund receives substantial distributions from holdings in REITs.
11

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$8,783,594
Long-term capital gains	3,215,608
Total distributions	$11,999,202
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/21
Cost of investments	$137,411,867
Gross appreciation	66,026,158
Gross depreciation	(1,019,232)
Net unrealized appreciation (depreciation)	$65,006,926
As of 12/31/20
Undistributed ordinary income	2,731,243
Capital loss carryforwards	(2,762,236)
Other temporary differences	872
Net unrealized appreciation (depreciation)	44,609,498
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(2,762,236)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
12

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$8,887,288
Service Class	—	3,111,914
Total	$—	$11,999,202
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $11,558, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.92% of average daily net assets for the Initial Class shares and 1.17% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2021, this reduction amounted to $65,587, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $6,471, which equated to 0.0067% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $332.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0185% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
13

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2021, the fund engaged in sale transactions pursuant to this policy, which amounted to $76,260. The sales transactions resulted in net realized gains (losses) of $7,903.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2021, this reimbursement amounted to $5,092, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $30,998,835 and $37,453,311, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	916,179	$14,703,589	1,465,745	$18,719,764
Service Class	175,981	3,363,101	582,456	9,074,052
	1,092,160	$18,066,690	2,048,201	$27,793,816
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	646,819	$8,887,288
Service Class	—	—	191,857	3,111,914
	—	$—	838,676	$11,999,202
Shares reacquired
Initial Class	(1,237,061)	$(19,980,106)	(1,925,007)	$(27,485,394)
Service Class	(449,928)	(8,782,656)	(641,479)	(10,618,154)
	(1,686,989)	$(28,762,762)	(2,566,486)	$(38,103,548)
Net change
Initial Class	(320,882)	$(5,276,517)	187,557	$121,658
Service Class	(273,947)	(5,419,555)	132,834	1,567,812
	(594,829)	$(10,696,072)	320,391	$1,689,470
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 21%, 9%, and 7%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established
14

MFS Global Real Estate Portfolio
Notes to Financial Statements (unaudited) - continued
unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $334 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,097,142	$29,676,390	$32,072,411	$—	$—	$1,701,121
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,003	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
15

MFS Global Real Estate Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
16

MFS Global Real Estate Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
17

Semiannual Report
June 30, 2021
MFS®  Growth Allocation Portfolio
MFS® Variable Insurance Trust III
VGA-SEM

MFS® Growth Allocation Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Growth Allocation Portfolio
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Growth Allocation Portfolio
Portfolio Composition
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Growth Series	11.3%
MFS Value Series	11.0%
MFS Research Series	10.1%
MFS Mid Cap Growth Series	9.1%
MFS Mid Cap Value Portfolio	9.0%
MFS Research International Portfolio	8.9%
MFS Global Real Estate Portfolio	5.0%
MFS International Intrinsic Value Portfolio	5.0%
MFS International Growth Portfolio	5.0%
MFS High Yield Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	4.9%
MFS Total Return Bond Series	4.9%
MFS Global Governments Portfolio	3.8%
MFS New Discovery Series	2.0%
MFS New Discovery Value Portfolio	2.0%
MFS Limited Maturity Portfolio	1.9%
MFS Emerging Markets Equity Portfolio	1.0%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the fund's Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

MFS Growth Allocation Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.03%	$1,000.00	$1,093.70	$0.16
	Hypothetical (h)	0.03%	$1,000.00	$1,024.65	$0.15
Service Class	Actual	0.28%	$1,000.00	$1,092.74	$1.45
	Hypothetical (h)	0.28%	$1,000.00	$1,023.41	$1.40
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expense which the fund bears directly, the fund indirectly bears a pro rate share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
3

MFS Growth Allocation Portfolio
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 20.5%
MFS Global Governments Portfolio - Initial Class	1,252,393	$ 13,914,086
MFS High Yield Portfolio - Initial Class	3,123,075	18,176,300
MFS Inflation-Adjusted Bond Portfolio - Initial Class	1,496,169	17,864,258
MFS Limited Maturity Portfolio - Initial Class	675,669	7,094,521
MFS Total Return Bond Series - Initial Class	1,271,586	17,789,487
		$74,838,652
International Stock Funds – 19.9%
MFS Emerging Markets Equity Portfolio - Initial Class	198,364	$ 3,594,344
MFS International Growth Portfolio - Initial Class	1,053,012	18,227,637
MFS International Intrinsic Value Portfolio - Initial Class	497,067	18,272,193
MFS Research International Portfolio - Initial Class	1,672,457	32,629,635
		$72,723,809
Specialty Funds – 5.0%
MFS Global Real Estate Portfolio - Initial Class	1,059,700	$ 18,311,613
Issuer	Shares/Par	Value ($)
Investment Companies (h) – continued
U.S. Stock Funds – 54.5%
MFS Growth Series - Initial Class	493,086	$ 41,088,859
MFS Mid Cap Growth Series - Initial Class	2,501,063	33,289,143
MFS Mid Cap Value Portfolio - Initial Class	3,190,840	32,642,298
MFS New Discovery Series - Initial Class	250,685	7,357,608
MFS New Discovery Value Portfolio - Initial Class	661,797	7,292,998
MFS Research Series - Initial Class	980,122	36,940,809
MFS Value Series - Initial Class	1,712,165	40,098,915
		$ 198,710,630
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.02% (v)	188,525	$ 188,526
Total Investment Companies (Identified Cost, $231,700,462)		$ 364,773,230
Other Assets, Less Liabilities – (0.0)%		(43,623)
Net Assets – 100.0%		$ 364,729,607

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $364,773,230.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
4

MFS Growth Allocation Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in affiliated issuers, at value (identified cost, $231,700,462)	$364,773,230
Receivables for
Investments sold	959,284
Fund shares sold	17,676
Other assets	1,535
Total assets	$365,751,725
Liabilities
Payables for
Fund shares reacquired	$976,961
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	38
Distribution and/or service fees	4,960
Accrued expenses and other liabilities	40,063
Total liabilities	$1,022,118
Net assets	$364,729,607
Net assets consist of
Paid-in capital	$198,723,484
Total distributable earnings (loss)	166,006,123
Net assets	$364,729,607
Shares of beneficial interest outstanding	26,923,344
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$4,446,891	328,533	$13.54
Service Class	360,282,716	26,594,811	13.55
See Notes to Financial Statements
5

MFS Growth Allocation Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Other	$55
Dividends from affiliated issuers	51
Total investment income	$106
Expenses
Distribution and/or service fees	$441,455
Shareholder servicing costs	3,682
Administrative services fee	8,679
Independent Trustees' compensation	3,464
Custodian fee	2,135
Shareholder communications	4,468
Audit and tax fees	20,263
Legal fees	1,249
Miscellaneous	12,914
Total expenses	$498,309
Net investment income (loss)	$(498,203)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$9,075,524
Change in unrealized appreciation or depreciation
Affiliated issuers	$23,349,616
Net realized and unrealized gain (loss)	$32,425,140
Change in net assets from operations	$31,926,937
See Notes to Financial Statements
6

MFS Growth Allocation Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$(498,203)	$5,225,862
Net realized gain (loss)	9,075,524	20,896,461
Net unrealized gain (loss)	23,349,616	23,000,370
Change in net assets from operations	$31,926,937	$49,122,693
Total distributions to shareholders	$—	$(34,751,411)
Change in net assets from fund share transactions	$(26,069,682)	$(10,633,184)
Total change in net assets	$5,857,255	$3,738,098
Net assets
At beginning of period	358,872,352	355,134,254
At end of period	$364,729,607	$358,872,352
See Notes to Financial Statements
7

MFS Growth Allocation Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$12.38	$11.93	$10.64	$12.21	$10.97	$11.27
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)(w)	$0.23	$0.22	$0.26	$0.21	$0.20(c)
Net realized and unrealized gain (loss)	1.16	1.53	2.53	(0.78)	1.91	0.62
Total from investment operations	$1.16	$1.76	$2.75	$(0.52)	$2.12	$0.82
Less distributions declared to shareholders
From net investment income	$—	$(0.25)	$(0.29)	$(0.23)	$(0.23)	$(0.32)
From net realized gain	—	(1.06)	(1.17)	(0.82)	(0.65)	(0.80)
Total distributions declared to shareholders	$—	$(1.31)	$(1.46)	$(1.05)	$(0.88)	$(1.12)
Net asset value, end of period (x)	$13.54	$12.38	$11.93	$10.64	$12.21	$10.97
Total return (%) (k)(r)(s)(x)	9.37(n)	15.80	26.96	(5.20)	19.86	7.15(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.03(a)	0.04	0.03	0.03	0.03	0.03(c)
Expenses after expense reductions (f)(h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	(0.03)(a)	2.02	1.88	2.13	1.75	1.81(c)
Portfolio turnover	1(n)	6	0(b)	2	2	1
Net assets at end of period (000 omitted)	$4,447	$4,602	$3,905	$3,770	$4,116	$3,140

See Notes to Financial Statements
8

MFS Growth Allocation Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$12.40	$11.95	$10.65	$12.22	$10.98	$11.27
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$0.18	$0.20	$0.22	$0.17	$0.17(c)
Net realized and unrealized gain (loss)	1.17	1.55	2.52	(0.77)	1.92	0.63
Total from investment operations	$1.15	$1.73	$2.72	$(0.55)	$2.09	$0.80
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.25)	$(0.20)	$(0.20)	$(0.29)
From net realized gain	—	(1.06)	(1.17)	(0.82)	(0.65)	(0.80)
Total distributions declared to shareholders	$—	$(1.28)	$(1.42)	$(1.02)	$(0.85)	$(1.09)
Net asset value, end of period (x)	$13.55	$12.40	$11.95	$10.65	$12.22	$10.98
Total return (%) (k)(r)(s)(x)	9.27(n)	15.46	26.66	(5.46)	19.51	6.94(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.28(a)	0.29	0.28	0.28	0.28	0.28(c)
Expenses after expense reductions (f)(h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	(0.28)(a)	1.57	1.70	1.80	1.40	1.50(c)
Portfolio turnover	1(n)	6	0(b)	2	2	1
Net assets at end of period (000 omitted)	$360,283	$354,270	$351,229	$330,320	$415,923	$420,657
(a)	Annualized.
(b)	Less than 0.5%.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
9

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Growth Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting, and auditing systems, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
10

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
11

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$364,773,230	$—	$—	$364,773,230
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$6,588,358
Long-term capital gains	28,163,053
Total distributions	$34,751,411
The federal tax cost and the tax basis components of distributable earnings were as follows:
12

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/21
Cost of investments	$233,654,538
Gross appreciation	131,129,310
Gross depreciation	(10,618)
Net unrealized appreciation (depreciation)	$131,118,692
As of 12/31/20
Undistributed ordinary income	6,856,590
Undistributed long-term capital gain	19,453,520
Net unrealized appreciation (depreciation)	107,769,076
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$473,162
Service Class	—	34,278,249
Total	$—	$34,751,411
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2021, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $3,593, which equated to 0.0020% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $89.
13

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0048% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $3,733,480 and $30,295,955, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	57,406	$726,103	57,049	$708,716
Service Class	393,208	5,144,242	750,638	7,706,079
	450,614	$5,870,345	807,687	$8,414,795
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	41,836	$473,162
Service Class	—	—	3,022,773	34,278,249
	—	$—	3,064,609	$34,751,411
Shares reacquired
Initial Class	(100,729)	$(1,316,537)	(54,241)	$(634,499)
Service Class	(2,368,428)	(30,623,490)	(4,587,950)	(53,164,891)
	(2,469,157)	$(31,940,027)	(4,642,191)	$(53,799,390)
Net change
Initial Class	(43,323)	$(590,434)	44,644	$547,379
Service Class	(1,975,220)	(25,479,248)	(814,539)	(11,180,563)
	(2,018,543)	$(26,069,682)	(769,895)	$(10,633,184)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $635 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
14

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Emerging Markets Equity Portfolio	$3,666,772	$49,388	$303,385	$68,880	$112,689	$3,594,344
MFS Global Governments Portfolio	13,722,638	879,373	—	—	(687,925)	13,914,086
MFS Global Real Estate Portfolio	18,065,736	5,783	2,391,561	607,729	2,023,926	18,311,613
MFS Growth Series	39,301,739	128,053	3,286,970	1,501,285	3,444,752	41,088,859
MFS High Yield Portfolio	17,449,141	306,801	14,080	(806)	435,244	18,176,300
MFS Inflation-Adjusted Bond Portfolio	17,502,873	531,810	—	—	(170,425)	17,864,258
MFS Institutional Money Market Portfolio	192,576	786,229	790,279	—	—	188,526
MFS International Growth Portfolio	18,147,299	163	1,257,528	367,187	970,516	18,227,637
MFS International Intrinsic Value Portfolio	18,093,576	37,331	732,317	371,657	501,946	18,272,193
MFS Limited Maturity Portfolio	6,756,000	305,743	—	—	32,778	7,094,521
MFS Mid Cap Growth Series	32,699,102	359,400	1,495,858	536,447	1,190,052	33,289,143
MFS Mid Cap Value Portfolio	32,761,701	86,073	6,071,784	930,369	4,935,939	32,642,298
MFS New Discovery Series	7,375,385	79,268	738,152	311,302	329,805	7,357,608
MFS New Discovery Value Portfolio	7,381,681	3,113	1,820,252	304,186	1,424,270	7,292,998
MFS Research International Portfolio	32,709,118	9,331	2,483,577	701,034	1,693,729	32,629,635
MFS Research Series	36,160,614	—	4,245,368	1,569,661	3,455,902	36,940,809
MFS Total Return Bond Series	17,076,988	861,492	—	—	(148,993)	17,789,487
MFS Value Series	39,851,677	90,358	5,455,124	1,806,593	3,805,411	40,098,915
	$358,914,616	$4,519,709	$31,086,235	$9,075,524	$23,349,616	$364,773,230
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Equity Portfolio	$—	$—
MFS Global Governments Portfolio	—	—
MFS Global Real Estate Portfolio	—	—
MFS Growth Series	—	—
MFS High Yield Portfolio	—	—
MFS Inflation-Adjusted Bond Portfolio	—	—
MFS Institutional Money Market Portfolio	51	—
MFS International Growth Portfolio	—	—
MFS International Intrinsic Value Portfolio	—	—
MFS Limited Maturity Portfolio	—	—
MFS Mid Cap Growth Series	—	—
MFS Mid Cap Value Portfolio	—	—
MFS New Discovery Series	—	—
MFS New Discovery Value Portfolio	—	—
MFS Research International Portfolio	—	—
MFS Research Series	—	—
MFS Total Return Bond Series	—	—
MFS Value Series	—	—
	$51	$—
15

MFS Growth Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
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MFS Growth Allocation Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
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MFS Growth Allocation Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
18

Semiannual Report
June 30, 2021
MFS®  Inflation-Adjusted
Bond Portfolio
MFS® Variable Insurance Trust III
VIA-SEM

MFS® Inflation-Adjusted Bond Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Inflation-Adjusted Bond Portfolio
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Inflation-Adjusted Bond Portfolio
Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Non-U.S. Government Bonds	51.2%
U.S. Treasury Securities	42.0%
Commercial Mortgage-Backed Securities	1.3%
Collateralized Debt Obligations	1.3%
Municipal Bonds	1.1%
Investment Grade Corporates	1.0%
Mortgage-Backed Securities	0.8%
Emerging Markets Bonds	0.5%
U.S. Government Agencies	0.2%
Composition including fixed income credit quality (a)(i)
AAA	7.0%
AA	25.3%
A	3.7%
BBB	19.9%
BB	0.5%
U.S. Government	42.0%
Federal Agencies	1.0%
Cash & Cash Equivalents	0.6%
Other (o)	0.0%
Portfolio facts (i)
Average Duration (d)	11.9
Average Effective Maturity (m)	12.6 yrs.
Issuer country weightings (i)(x)
United States	48.1%
United Kingdom	22.3%
Italy	13.0%
Spain	6.3%
Japan	3.0%
Sweden	2.6%
Canada	1.5%
France	1.3%
Australia	1.2%
Other Countries	0.7%
Currency exposure weightings (i)(y)
United States Dollar	45.3%
British Pound Sterling	29.3%
Euro	16.1%
Canadian Dollar	2.2%
Norwegian Krone	2.0%
Japanese Yen	1.8%
Swedish Krona	1.2%
New Zealand Dollar	1.0%
Australian Dollar	0.9%
Other Currencies	0.2%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 ratings agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
2

MFS Inflation-Adjusted Bond Portfolio
Portfolio Composition - continued
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
3

MFS Inflation-Adjusted Bond Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.56%	$1,000.00	$990.05	$2.76
	Hypothetical (h)	0.56%	$1,000.00	$1,022.02	$2.81
Service Class	Actual	0.81%	$1,000.00	$989.09	$3.99
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
4

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.2%
Asset-Backed & Securitized – 2.6%
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 1.174% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)	$159,945	$ 159,845
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.434%, 7/15/2054 (i)(w)	2,097,574	210,938
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.769%, 2/15/2054 (i)	1,347,230	168,666
Benchmark Mortgage Trust, 2019-B12, “A5”, 3.115%, 8/15/2052	710,554	772,591
Benchmark Mortgage Trust, 2021-B23, “XA”, 1.385%, 2/15/2054 (i)	4,297,586	408,030
Benchmark Mortgage Trust, 2021-B24, “XA”, 1.274%, 3/15/2054 (i)	2,525,876	218,039
Benchmark Mortgage Trust, 2021-B26, “XA”, 0.999%, 6/15/2054 (i)	2,802,641	193,524
Benchmark Mortgage Trust, 2021-B27, “XA”, 1.273%, 7/15/2054 (i)	3,307,489	333,503
Commercial Mortgage Pass-Through Certificates, 2021-BN31,“XA”, 1.444%, 2/15/2054 (i)	3,332,734	343,947
Galaxy CLO Ltd., 2018-29A, “A”, FLR, 0.945% (LIBOR - 3mo. + 0.79%), 11/15/2026 (n)	240,046	239,935
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.689% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	901,666	906,050
MF1 CLO Ltd., 2021-FL5, “B”, FLR, 1.574% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	940,500	939,618
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “A”, FLR, 1.824% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	467,000	470,794
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.425%, 5/15/2054 (i)	1,659,172	162,607
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 1.383% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	764,124	761,775
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	392,680	427,234
		$6,717,096
Issuer		Shares/Par	Value ($)
Bonds – continued
Automotive – 0.5%
Hyundai Capital America, 2.85%, 11/01/2022 (n)		$444,000	$ 456,529
Hyundai Capital America, 2.375%, 2/10/2023 (n)		225,000	230,951
Volkswagen Group of America Finance LLC, 2.7%, 9/26/2022 (n)		441,000	453,226
			$1,140,706
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029		$312,000	$ 333,873
Emerging Market Sovereign – 0.5%
Hellenic Republic (Republic of Greece), 0.75%, 6/18/2031 (n)	EUR	1,115,000	$ 1,312,627
Industrial – 0.1%
Howard University, Washington D.C., 2.638%, 10/01/2021		$52,000	$ 52,275
Howard University, Washington D.C., 2.738%, 10/01/2022		55,000	56,320
Howard University, Washington D.C., 2.801%, 10/01/2023		60,000	61,384
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024		66,000	67,747
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		82,000	84,433
			$322,159
International Market Sovereign – 51.0%
Commonwealth of Australia, Inflation Linked Bond, 3%, 9/20/2025	AUD	807,911	$ 712,988
Commonwealth of Australia, Inflation Linked Bond, 2.5%, 9/20/2030		2,085,216	2,009,173
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 8/21/2040		347,729	319,950
Government of Canada, Inflation Linked Bond, 4%, 12/01/2031	CAD	609,518	721,322
Government of Canada, Inflation Linked Bond, 3%, 12/01/2036		2,517,438	3,016,417
Government of Japan, Inflation Linked Bond, 0.1%, 3/10/2026	JPY	822,133,800	7,551,983
Kingdom of Spain, Inflation Linked Bond, 0.15%, 11/30/2023	EUR	2,091,440	2,596,705
Kingdom of Spain, Inflation Linked Bond, 0.65%, 11/30/2027		3,236,996	4,348,282
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030		898,539	1,277,660
Kingdom of Spain, Inflation Linked Bond, 0.7%, 11/30/2033 (n)		5,594,602	7,884,669
Kingdom of Sweden, Inflation Linked Bond, 3.5%, 12/01/2028	SEK	40,520,238	6,622,316
Republic of France, Inflation Linked Bond, 1.8%, 7/25/2040	EUR	658,546	1,239,374

5

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2047	EUR	1,410,296	$ 2,115,407
Republic of Italy, Inflation Linked Bond, 2.6%, 9/15/2023		1,945,152	2,517,847
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2024		3,745,420	4,975,347
Republic of Italy, Inflation Linked Bond, 3.1%, 9/15/2026		5,307,569	7,697,519
Republic of Italy, Inflation Linked Bond, 1.3%, 5/15/2028		4,200,549	5,674,099
Republic of Italy, Inflation Linked Bond, 0.4%, 5/15/2030		3,916,166	5,016,011
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2035		2,100,384	3,367,197
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041		2,234,051	3,931,780
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 3/22/2034	GBP	998,351	2,048,097
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035		1,359,297	3,255,684
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2036		2,084,382	4,244,114
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037		1,057,048	2,497,726
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040		616,045	1,431,491
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042		1,899,021	4,674,976
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044		1,819,603	4,204,694
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046		940,240	2,249,928
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047		2,054,994	5,744,900
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 8/10/2048		246,539	621,002
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050		1,477,286	4,129,155
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052		1,610,928	4,442,399
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055		742,568	2,718,899
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2056		449,008	1,315,103
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058		1,229,277	3,713,426
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062		1,115,897	3,882,183
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065		531,824	1,890,708
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068		1,061,148	4,071,446
			$ 130,731,977
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.3%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	$487,000	$ 582,100
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	144,000	175,284
		$757,384
Mortgage-Backed – 0.8%
Freddie Mac, 3.85%, 5/25/2028	$390,000	$ 451,208
Freddie Mac, 3.854%, 6/25/2028	555,000	642,911
Freddie Mac, 1.915%, 4/25/2030 (i)	564,669	81,369
Freddie Mac, 1.765%, 5/25/2030 (i)	1,221,668	164,808
Freddie Mac, 1.262%, 9/25/2030 (i)	646,322	63,981
Freddie Mac, 0.423%, 1/25/2031 (i)	4,884,997	135,093
Freddie Mac, 0.873%, 1/25/2031 (i)	1,882,263	130,491
Freddie Mac, 1.026%, 1/25/2031 (i)	1,425,035	116,355
Freddie Mac, 0.625%, 3/25/2031 (i)	5,964,350	270,018
Freddie Mac, 1.224%, 5/25/2031 (i)	709,327	78,086
		$2,134,320
Municipals – 1.2%
Chicago, IL, Board of Education, “E”, BAM, 6.138%, 12/01/2039	$550,000	$ 735,481
Florida State Board of Administration Finance Corp. Rev., “A”, 1.705%, 7/01/2027	458,000	465,413
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 3.411%, 1/01/2043	480,000	518,685
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023	410,000	415,218
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	380,000	386,449
University of California, General Taxable Rev., “BG”, 1.614%, 5/15/2030	410,000	406,145
		$2,927,391
U.S. Government Agencies and Equivalents – 0.2%
Tennessee Valley Authority, 0.75%, 5/15/2025	$394,000	$ 396,354
U.S. Treasury Inflation Protected Securities – 41.9%
U.S. Treasury Bonds, 0.375%, 7/15/2023	$4,107,046	$ 4,368,950
U.S. Treasury Bonds, 0.625%, 1/15/2024	5,205,322	5,605,888
U.S. Treasury Bonds, 0.25%, 1/15/2025	11,237,792	12,162,276
U.S. Treasury Bonds, 2.375%, 1/15/2025	6,620,519	7,692,992
U.S. Treasury Bonds, 2%, 1/15/2026	2,124,560	2,499,429
U.S. Treasury Bonds, 0.375%, 1/15/2027	1,335,492	1,478,067
U.S. Treasury Bonds, 2.375%, 1/15/2027	864,735	1,059,166
U.S. Treasury Bonds, 1.75%, 1/15/2028	1,910,835	2,309,175

6

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Bonds, 3.625%, 4/15/2028	$774,380	$ 1,044,052
U.S. Treasury Bonds, 3.875%, 4/15/2029	1,569,248	2,206,530
U.S. Treasury Bonds, 2.125%, 2/15/2040	521,406	776,936
U.S. Treasury Bonds, 2.125%, 2/15/2041	2,252,361	3,392,736
U.S. Treasury Bonds, 0.75%, 2/15/2042	6,300,496	7,670,525
U.S. Treasury Bonds, 0.625%, 2/15/2043	2,166,291	2,586,179
U.S. Treasury Bonds, 1.375%, 2/15/2044	1,146	1,580
U.S. Treasury Bonds, 1%, 2/15/2046	670,607	875,971
U.S. Treasury Bonds, 1%, 2/15/2048	2,015,389	2,686,397
U.S. Treasury Bonds, 1%, 2/15/2049	1,040,045	1,399,524
U.S. Treasury Bonds, 0.25%, 2/15/2050	3,238,376	3,662,864
U.S. Treasury Notes, 0.125%, 1/15/2023	19,705,513	20,588,028
U.S. Treasury Notes, 0.125%, 7/15/2024	7,740,117	8,322,843
U.S. Treasury Notes, 0.375%, 7/15/2025	7,531,557	8,269,120
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Notes, 0.375%, 7/15/2027	$1,363,558	$ 1,520,581
U.S. Treasury Notes, 0.25%, 7/15/2029	771,531	858,268
U.S. Treasury Notes, 0.125%, 1/15/2030	2,543,027	2,791,336
U.S. Treasury Notes, 0.125%, 7/15/2030	1,260,324	1,390,229
		$ 107,219,642
Total Bonds (Identified Cost, $226,262,032)		$ 253,993,529
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $4,946,250)	4,946,250	$ 4,946,250
Other Assets, Less Liabilities – (1.1)%		(2,756,058)
Net Assets – 100.0%		$ 256,183,721

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,946,250 and $253,993,529, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $13,816,019, representing 5.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

7

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments (unaudited) – continued
Derivative Contracts at 6/30/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	3,208,000	USD	2,568,763	Brown Brothers Harriman	7/16/2021	$ 19,142
CAD	1,621,000	USD	1,299,016	JPMorgan Chase Bank N.A.	7/16/2021	8,650
GBP	9,186,191	USD	12,623,360	JPMorgan Chase Bank N.A.	7/16/2021	84,441
GBP	716,062	USD	988,254	State Street Bank Corp.	7/16/2021	2,317
NOK	10,945,000	USD	1,263,746	Deutsche Bank AG	7/16/2021	7,518
USD	1,948,852	AUD	2,496,000	Deutsche Bank AG	7/16/2021	76,839
USD	1,340,013	AUD	1,751,702	Morgan Stanley Capital Services, Inc.	7/16/2021	26,227
USD	1,922,398	AUD	2,474,000	State Street Bank Corp.	7/16/2021	66,885
USD	1,297,772	CAD	1,571,000	Morgan Stanley Capital Services, Inc.	7/16/2021	30,441
USD	1,293,236	EUR	1,062,000	Barclays Bank PLC	7/16/2021	33,598
USD	598,669	EUR	489,000	BNP Paribas S.A.	7/16/2021	18,666
USD	1,299,187	EUR	1,064,000	Brown Brothers Harriman	7/16/2021	37,177
USD	1,288,258	EUR	1,073,000	Citibank N.A.	7/16/2021	15,573
USD	6,519,253	EUR	5,443,465	Deutsche Bank AG	7/16/2021	62,766
USD	5,703,383	EUR	4,783,289	JPMorgan Chase Bank N.A.	7/16/2021	29,927
USD	8,633,808	EUR	7,131,469	Morgan Stanley Capital Services, Inc.	7/16/2021	175,179
USD	750,788	EUR	618,000	State Street Bank Corp.	7/16/2021	17,778
USD	256,294	GBP	184,000	Barclays Bank PLC	7/16/2021	1,756
USD	364,586	GBP	257,000	Brown Brothers Harriman	7/16/2021	9,063
USD	204,478	GBP	147,000	Goldman Sachs International	7/16/2021	1,124
USD	408,836	GBP	294,000	JPMorgan Chase Bank N.A.	7/16/2021	2,128
USD	1,524,398	GBP	1,100,000	Morgan Stanley Capital Services, Inc.	7/16/2021	2,703
USD	666,017	GBP	470,000	State Street Bank Corp.	7/16/2021	15,838
USD	45,785	JPY	5,000,000	Brown Brothers Harriman	7/16/2021	774
USD	1,296,191	JPY	143,300,000	Citibank N.A.	7/16/2021	6,160
USD	396,044	JPY	43,151,986	Deutsche Bank AG	7/16/2021	7,577
USD	1,344,965	JPY	148,141,000	State Street Bank Corp.	7/16/2021	11,354
USD	1,909,107	NOK	15,921,000	Brown Brothers Harriman	7/16/2021	59,879
USD	1,307,111	NOK	10,878,000	Citibank N.A.	7/16/2021	43,629
USD	645,886	NZD	907,000	Deutsche Bank AG	7/16/2021	11,906
USD	1,928,320	NZD	2,704,000	State Street Bank Corp.	7/16/2021	38,264
USD	638,228	SEK	5,450,000	Brown Brothers Harriman	7/16/2021	1,320
USD	2,158,497	SEK	18,358,116	JPMorgan Chase Bank N.A.	7/16/2021	13,097
USD	1,283,942	SEK	10,839,000	Merrill Lynch International	7/16/2021	17,255
USD	864,083	SEK	7,200,000	Morgan Stanley Capital Services, Inc.	7/16/2021	22,664
USD	6,891,512	SEK	57,242,362	State Street Bank Corp.	7/16/2021	201,951
						$ 1,181,566
Liability Derivatives
AUD	721,281	USD	557,955	Brown Brothers Harriman	7/16/2021	$ (16,990)
AUD	923,083	USD	711,286	Deutsche Bank AG	7/16/2021	(18,968)
AUD	1,651,000	USD	1,271,019	Goldman Sachs International	7/16/2021	(32,760)
AUD	2,443,000	USD	1,901,571	JPMorgan Chase Bank N.A.	7/16/2021	(69,309)
CAD	2,109,092	USD	1,749,566	Brown Brothers Harriman	7/16/2021	(48,153)
CAD	2,383,000	USD	1,926,485	Morgan Stanley Capital Services, Inc.	7/16/2021	(4,111)
DKK	3,369,185	USD	541,770	JPMorgan Chase Bank N.A.	7/16/2021	(4,386)
EUR	2,475,000	USD	2,990,893	Brown Brothers Harriman	7/16/2021	(55,297)
EUR	1,711,000	USD	2,070,684	Deutsche Bank AG	7/16/2021	(41,269)
EUR	1,449,108	USD	1,757,833	HSBC Bank	7/16/2021	(39,048)
EUR	750,000	USD	903,344	JPMorgan Chase Bank N.A.	7/16/2021	(13,770)
EUR	4,321,898	USD	5,253,258	State Street Bank Corp.	7/16/2021	(127,059)
GBP	918,000	USD	1,287,598	Brown Brothers Harriman	7/16/2021	(17,674)
8

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
GBP	918,000	USD	1,299,205	Citibank N.A.	7/16/2021	$ (29,281)
GBP	962,000	USD	1,357,801	Goldman Sachs International	7/16/2021	(27,010)
GBP	1,173,003	USD	1,626,659	Morgan Stanley Capital Services, Inc.	7/16/2021	(3,975)
GBP	870,000	USD	1,216,313	NatWest Markets PLC	7/16/2021	(12,791)
GBP	650,000	USD	923,554	State Street Bank Corp.	7/16/2021	(24,370)
NOK	5,688,000	USD	666,362	Brown Brothers Harriman	7/16/2021	(5,699)
NOK	10,980,000	USD	1,289,227	Citibank N.A.	7/16/2021	(13,898)
NOK	10,691,000	USD	1,275,820	Morgan Stanley Capital Services, Inc.	7/16/2021	(34,058)
NOK	32,297,683	USD	3,811,089	State Street Bank Corp.	7/16/2021	(59,707)
NZD	903,000	USD	645,212	Brown Brothers Harriman	7/16/2021	(14,028)
NZD	1,788,000	USD	1,303,936	Citibank N.A.	7/16/2021	(54,150)
NZD	867,608	USD	611,160	JPMorgan Chase Bank N.A.	7/16/2021	(4,714)
NZD	1,400,436	USD	1,003,378	Merrill Lynch International	7/16/2021	(24,493)
NZD	2,279,911	USD	1,657,738	State Street Bank Corp.	7/16/2021	(64,114)
SEK	5,382,000	USD	650,316	Brown Brothers Harriman	7/16/2021	(21,354)
SEK	10,783,000	USD	1,305,256	Citibank N.A.	7/16/2021	(45,113)
SEK	9,000,000	USD	1,086,366	JPMorgan Chase Bank N.A.	7/16/2021	(34,592)
SEK	43,354,000	USD	5,137,669	Morgan Stanley Capital Services, Inc.	7/16/2021	(71,154)
USD	2,945,278	CAD	3,689,470	Deutsche Bank AG	7/16/2021	(31,031)
USD	1,322,882	CAD	1,659,000	Morgan Stanley Capital Services, Inc.	7/16/2021	(15,439)
						$(1,079,765)
See Notes to Financial Statements
9

MFS Inflation-Adjusted Bond Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value (identified cost, $226,262,032)	$253,993,529
Investments in affiliated issuers, at value (identified cost, $4,946,250)	4,946,250
Cash	39
Foreign currency, at value (identified cost, $21)	20
Receivables for
Forward foreign currency exchange contracts	1,181,566
Fund shares sold	79,638
Interest	716,574
Other assets	1,131
Total assets	$260,918,747
Liabilities
Payables for
Forward foreign currency exchange contracts	$1,079,765
Investments purchased	3,325,050
Fund shares reacquired	42,260
When-issued investments purchased	212,133
Payable to affiliates
Investment adviser	6,846
Administrative services fee	243
Shareholder servicing costs	28
Distribution and/or service fees	1,724
Accrued expenses and other liabilities	66,977
Total liabilities	$4,735,026
Net assets	$256,183,721
Net assets consist of
Paid-in capital	$210,006,483
Total distributable earnings (loss)	46,177,238
Net assets	$256,183,721
Shares of beneficial interest outstanding	21,595,394
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$130,496,453	10,930,700	$11.94
Service Class	125,687,268	10,664,694	11.79
See Notes to Financial Statements
10

MFS Inflation-Adjusted Bond Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Interest	$3,892,020
Dividends from affiliated issuers	1,483
Other	43
Total investment income	$3,893,546
Expenses
Management fee	$634,085
Distribution and/or service fees	154,660
Shareholder servicing costs	2,765
Administrative services fee	21,726
Independent Trustees' compensation	2,787
Custodian fee	13,891
Shareholder communications	7,121
Audit and tax fees	22,400
Legal fees	933
Miscellaneous	14,485
Total expenses	$874,853
Reduction of expenses by investment adviser	(15,164)
Net expenses	$859,689
Net investment income (loss)	$3,033,857
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$9,434,435
Futures contracts	390,157
Forward foreign currency exchange contracts	317,974
Foreign currency	16,543
Net realized gain (loss)	$10,159,109
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(15,279,669)
Futures contracts	43,071
Forward foreign currency exchange contracts	(537,708)
Translation of assets and liabilities in foreign currencies	(14,622)
Net unrealized gain (loss)	$(15,788,928)
Net realized and unrealized gain (loss)	$(5,629,819)
Change in net assets from operations	$(2,595,962)
See Notes to Financial Statements
11

MFS Inflation-Adjusted Bond Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$3,033,857	$795,128
Net realized gain (loss)	10,159,109	5,079,831
Net unrealized gain (loss)	(15,788,928)	23,596,313
Change in net assets from operations	$(2,595,962)	$29,471,272
Total distributions to shareholders	$—	$(4,060,387)
Change in net assets from fund share transactions	$(268,120)	$(23,509,756)
Total change in net assets	$(2,864,082)	$1,901,129
Net assets
At beginning of period	259,047,803	257,146,674
At end of period	$256,183,721	$259,047,803
See Notes to Financial Statements
12

MFS Inflation-Adjusted Bond Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$12.06	$10.81	$10.15	$10.81	$9.98	$9.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.05	$0.12	$0.19	$0.13	$0.07(c)
Net realized and unrealized gain (loss)	(0.27)	1.40	0.72	(0.67)	0.70	0.18
Total from investment operations	$(0.12)	$1.45	$0.84	$(0.48)	$0.83	$0.25
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$(0.18)	$(0.18)	$—	$—
From net realized gain	—	(0.15)	—	—	—	—
Total distributions declared to shareholders	$—	$(0.20)	$(0.18)	$(0.18)	$—	$—
Net asset value, end of period (x)	$11.94	$12.06	$10.81	$10.15	$10.81	$9.98
Total return (%) (k)(r)(s)(x)	(1.00)(n)	13.55	8.26	(4.47)	8.32	2.57(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57(a)	0.58	0.57	0.57	0.56	0.55(c)
Expenses after expense reductions (f)	0.56(a)	0.57	0.56	0.56	0.55	0.54(c)
Net investment income (loss)	2.50(a)(l)	0.45	1.11	1.78	1.28	0.65(c)
Portfolio turnover	49(n)	46	62	63	40	47
Net assets at end of period (000 omitted)	$130,496	$132,577	$131,221	$134,599	$162,429	$168,857

See Notes to Financial Statements
13

MFS Inflation-Adjusted Bond Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$11.92	$10.69	$10.03	$10.68	$9.89	$9.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.02	$0.09	$0.16	$0.11	$0.04(c)
Net realized and unrealized gain (loss)	(0.26)	1.38	0.72	(0.66)	0.68	0.19
Total from investment operations	$(0.13)	$1.40	$0.81	$(0.50)	$0.79	$0.23
Less distributions declared to shareholders
From net investment income	$—	$(0.02)	$(0.15)	$(0.15)	$—	$—
From net realized gain	—	(0.15)	—	—	—	—
Total distributions declared to shareholders	$—	$(0.17)	$(0.15)	$(0.15)	$—	$—
Net asset value, end of period (x)	$11.79	$11.92	$10.69	$10.03	$10.68	$9.89
Total return (%) (k)(r)(s)(x)	(1.09)(n)	13.21	8.05	(4.70)	7.99	2.38(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82(a)	0.83	0.82	0.82	0.81	0.80(c)
Expenses after expense reductions (f)	0.81(a)	0.82	0.81	0.81	0.80	0.79(c)
Net investment income (loss)	2.28(a)(l)	0.19	0.86	1.54	1.03	0.40(c)
Portfolio turnover	49(n)	46	62	63	40	47
Net assets at end of period (000 omitted)	$125,687	$126,471	$125,926	$131,678	$165,418	$169,077
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
14

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Inflation-Adjusted Bond Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in
15

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$107,615,996	$—	$107,615,996
Non - U.S. Sovereign Debt	—	132,044,604	—	132,044,604
Municipal Bonds	—	2,927,391	—	2,927,391
U.S. Corporate Bonds	—	2,100,896	—	2,100,896
Residential Mortgage-Backed Securities	—	2,134,320	—	2,134,320
Commercial Mortgage-Backed Securities	—	3,398,924	—	3,398,924
Asset-Backed Securities (including CDOs)	—	3,318,172	—	3,318,172
Foreign Bonds	—	453,226	—	453,226
Mutual Funds	4,946,250	—	—	4,946,250
Total	$4,946,250	$253,993,529	$—	$258,939,779
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$1,181,566	$—	$1,181,566
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,079,765)	—	(1,079,765)
For further information regarding security characteristics, see the Portfolio of Investments.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund also invests in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign
16

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2021 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$1,181,566	$(1,079,765)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$390,157	$—
Foreign Exchange	—	317,974
Total	$390,152	$317,974
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$43,071	$—
Foreign Exchange	—	(537,708)
Total	$43,071	$(537,708)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these
17

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity.
18

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$1,154,218
Long-term capital gains	2,906,169
Total distributions	$4,060,387
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/21
Cost of investments	$231,984,101
Gross appreciation	27,373,161
Gross depreciation	(417,483)
Net unrealized appreciation (depreciation)	$26,955,678
As of 12/31/20
Undistributed ordinary income	3,480,767
Undistributed long-term capital gain	3,149,918
Other temporary differences	8,117
Net unrealized appreciation (depreciation)	42,134,398
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$2,232,579
Service Class	—	1,827,808
Total	$—	$4,060,387
19

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $15,164, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $2,666, which equated to 0.0021% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $99.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0171% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$61,395,712	$64,671,158
Non-U.S. Government securities	60,342,445	56,246,824
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
20

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	193,858	$2,312,664	374,195	$4,175,215
Service Class	746,030	8,648,805	858,418	9,808,809
	939,888	$10,961,469	1,232,613	$13,984,024
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	194,137	$2,232,579
Service Class	—	—	160,616	1,827,808
	—	$—	354,753	$4,060,387
Shares reacquired
Initial Class	(258,909)	$(3,095,229)	(1,708,677)	$(18,314,665)
Service Class	(693,870)	(8,134,360)	(2,189,184)	(23,239,502)
	(952,779)	$(11,229,589)	(3,897,861)	$(41,554,167)
Net change
Initial Class	(65,051)	$(782,565)	(1,140,345)	$(11,906,871)
Service Class	52,160	514,445	(1,170,150)	(11,602,885)
	(12,891)	$(268,120)	(2,310,495)	$(23,509,756)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 27%, 16%, and 7%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $452 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,558,229	$76,643,701	$73,255,680	$—	$—	$4,946,250
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,483	$—
21

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements (unaudited) - continued
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
22

MFS Inflation-Adjusted Bond Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
23

MFS Inflation-Adjusted Bond Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
24

Semiannual Report
June 30, 2021
MFS®  Limited Maturity Portfolio
MFS® Variable Insurance Trust III
VLT-SEM

MFS® Limited Maturity Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Limited Maturity Portfolio
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

MFS Limited Maturity Portfolio
Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
Investment Grade Corporates	49.5%
U.S. Treasury Securities	39.1%
Collateralized Debt Obligations	7.5%
Commercial Mortgage-Backed Securities	7.2%
Asset-Backed Securities	4.2%
Municipal Bonds	3.8%
Emerging Markets Bonds	2.4%
High Yield Corporates	1.3%
Residential Mortgage-Backed Securities	1.3%
Mortgage-Backed Securities	1.3%
Composition including fixed income credit quality (a)(i)
AAA	9.2%
AA	10.4%
A	23.3%
BBB	33.0%
BB	1.2%
B	0.1%
U.S. Government	20.1%
Federal Agencies	1.3%
Not Rated	19.0%
Cash & Cash Equivalents	1.4%
Other	(19.0)%
Portfolio facts (i)
Average Duration (d)	1.9
Average Effective Maturity (m)	2.2 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 ratings agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

MFS Limited Maturity Portfolio
Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.

MFS Limited Maturity Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.44%	$1,000.00	$1,004.79	$2.19
	Hypothetical (h)	0.44%	$1,000.00	$1,022.61	$2.21
Service Class	Actual	0.69%	$1,000.00	$1,002.87	$3.43
	Hypothetical (h)	0.69%	$1,000.00	$1,021.37	$3.46
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MFS Limited Maturity Portfolio
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.2%
Aerospace & Defense – 0.6%
Boeing Co., 1.167%, 2/04/2023	$438,000	$ 439,816
Boeing Co., 1.433%, 2/04/2024	876,000	878,318
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,049,000	1,143,117
Raytheon Technologies Corp., 3.65%, 8/16/2023	114,000	120,976
		$2,582,227
Asset-Backed & Securitized – 20.2%
AmeriCredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	$629,881	$ 632,366
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	659,000	670,199
Arbor Realty Trust, Inc., CLO, 2019-FL1, “A”, FLR, 1.222% (LIBOR - 1mo. + 1.15%), 5/15/2037 (n)	2,210,000	2,210,689
AREIT CRE Trust, 2019-CRE3, “AS”, FLR, 1.424% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	647,000	646,197
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 1.674% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	319,500	317,914
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 2.024% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	264,000	262,361
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 2.525% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	1,720,000	1,722,946
Ballyrock Ltd., CLO, 2018-1A, “A2”, FLR, 1.788% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	1,748,737	1,740,590
Ballyrock Ltd., CLO, 2018-1A, “B”, FLR, 2.088% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	741,069	736,812
Bancorp Commercial Mortgage Trust, 2018-CRE3, “B”, FLR, 1.622% (LIBOR - 1mo. + 1.55%), 1/15/2033 (n)	1,549,391	1,543,056
Bancorp Commercial Mortgage Trust, 2019-CRE5, “A”, FLR, 1.072% (LIBOR - 1mo. + 1%), 3/15/2036 (n)	263,610	263,610
Bancorp Commercial Mortgage Trust, 2019-CRE5, “AS”, FLR, 1.422% (LIBOR - 1mo. + 1.35%), 3/15/2036 (n)	1,247,481	1,246,738
Bancorp Commercial Mortgage Trust, 2019-CRE5, “B”, FLR, 1.572% (LIBOR - 1mo. + 1.5%), 3/15/2036 (n)	1,727,281	1,726,252
Bancorp Commercial Mortgage Trust, 2019-CRE6, “AS”, FLR, 1.424% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	1,410,155	1,409,312
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 1.674% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	1,776,462	1,773,636
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.932%, 12/15/2051 (i)(n)	22,017,856	1,057,793
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.434%, 7/15/2054 (i)(w)	5,799,066	583,170
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Benchmark Mortgage Trust, 2021-B23, “XA”, 1.385%, 2/15/2054 (i)	$10,430,884	$ 990,351
Benchmark Mortgage Trust, 2021-B27, “XA”, 1.273%, 7/15/2054 (i)	11,351,124	1,144,563
BSPRT Ltd., 2018-FL4, “A”, FLR, 2.172% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	2,076,000	2,068,229
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	344,188	350,403
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	393,729	396,756
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	96,560	97,363
BXMT Ltd., 2020-FL2, “B”, FLR, 1.524% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	1,445,000	1,443,646
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	556,332	572,770
Caravana Auto Receivables Trust, 2019-1A, “B”, 3.29%, 8/15/2023 (n)	1,002,805	1,006,545
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.282%, 5/10/2050 (i)	17,185,352	892,863
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	356,478	362,230
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	112,767	114,624
Commercial Mortgage Pass-Through Certificates, 2019-BN24,“XA”, 0.763%, 11/15/2062 (i)	8,891,106	427,545
Commercial Mortgage Pass-Through Certificates, 2021-BN31,“XA”, 1.444%, 2/15/2054 (i)	9,206,407	950,125
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.98%, 6/15/2063 (i)	8,881,464	673,535
Credit Acceptance Auto Loan Trust, 2021-2A, “A”, 0.96%, 2/15/2030 (n)	373,000	373,247
Credit Acceptance Auto Loan Trust, 2021-2A, “B”, 1.26%, 4/15/2030 (n)	250,000	249,785
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	250,000	249,638
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	250,000	249,916
Dell Equipment Finance Trust, 2018-2, “B”, 3.55%, 10/22/2023 (n)	1,054,127	1,056,926
Dell Equipment Finance Trust, 2020-1, “A2”, 2.26%, 6/22/2022 (n)	388,728	391,179
Exeter Automobile Receivables Trust, 2019-3A, “C”, 2.79%, 5/15/2024 (n)	2,150,000	2,177,131
Exeter Automobile Receivables Trust, 2020-1, 2.26%, 4/15/2024 (n)	356,100	357,873
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	500,000	508,892
General Motors, 2019-1, “B”, 2.86%, 4/15/2024 (n)	1,228,000	1,252,227
General Motors, 2019-1, “C”, 3.06%, 4/15/2024 (n)	945,000	963,847
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	290,086	291,730

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
GM Financial Automobile Leasing Trust, 2020-1, “B”, 1.84%, 12/20/2023	$622,000	$ 631,175
GM Financial Automobile Leasing Trust, 2020-1, “C”, 2.04%, 12/20/2023	456,000	463,515
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 1.192% (LIBOR - 1mo. + 1.12%), 6/15/2037 (n)	522,268	522,269
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.029%, 5/10/2050 (i)	15,661,595	834,146
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.115%, 8/10/2050 (i)	15,617,312	804,201
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.246%, 5/12/2053 (i)	8,350,485	719,866
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 1.032% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	1,366,000	1,367,886
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 0.932% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	2,507,651	2,509,849
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 0.973% (LIBOR - 1mo. + 0.9%), 6/17/2037 (n)	1,802,482	1,806,638
JPMorgan Chase Commercial Mortgage Securities Corp., 1.192%, 9/15/2050 (i)	14,817,013	693,891
KKR Real Estate Financial Trust, Inc., 2018-FL1, “C”, FLR, 2.081% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	1,355,500	1,356,769
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 1.572% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	2,225,000	2,225,000
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.622% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	741,500	737,792
LoanCore Ltd., 2019-CRE3, “A”, FLR, 1.122% (LIBOR - 1mo. + 1.05%), 4/15/2034 (n)	852,547	852,547
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 1.442% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	1,980,450	1,977,978
LoanCore Ltd., 2021-CRE5, “AS”, 1.823%, 7/15/2036 (n)	1,344,000	1,345,257
LoanCore Ltd., 2021-CRE5, “B”, FLR, 2.072% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	567,500	568,032
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.689% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,779,008	2,792,520
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 1.389% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	3,559,000	3,551,626
Man GLG U.S. CLO Ltd., 2018-2A, “BR”, FLR, 2.633% (LIBOR - 3mo. + 2.45%), 10/15/2028	2,309,265	2,309,006
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.262% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	462,749	462,749
MF1 CLO Ltd., 2019-FL2, “AS”, FLR, 1.562% (LIBOR - 1mo. + 1.43%), 12/25/2034 (n)	1,307,000	1,306,999
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 Ltd., 2020-FL3, “B”, FLR, 3.874% (LIBOR - 1mo. + 3.75%), 7/15/2035 (z)	$192,000	$ 194,998
MF1 Ltd., 2020-FL3, “C”, FLR, 4.624% (LIBOR - 1mo. + 4.5%), 7/15/2035 (z)	274,500	279,472
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “B”, FLR, 2.874% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	1,946,000	1,971,537
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.425%, 5/15/2050 (i)	14,402,413	816,667
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.507%, 6/15/2050 (i)	7,142,009	410,518
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.026%, 12/15/2051 (i)	17,903,619	945,562
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.425%, 5/15/2054 (i)	7,326,757	718,060
Multi-Family Housing Mortgage, MF1-2021, FLR, “B”, 1.75% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)	1,598,887	1,599,883
Nationstar HECM Loan Trust, 2019-1A, “A”, 2.651%, 6/25/2029 (n)	242,527	242,888
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “A”, FLR, 1.041% (LIBOR - 1mo. + 0.95%), 7/25/2025 (n)	367,000	369,863
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “B”, FLR, 1.441% (LIBOR - 1mo. + 1.35%), 7/25/2025 (n)	338,000	340,836
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “C”, FLR, 2.241% (LIBOR - 1mo. + 2.15%), 7/25/2025 (n)	279,000	282,074
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	1,050,000	1,073,424
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	1,723,824	1,798,386
Santander Drive Auto Receivables Trust, 2019-2, “B”, 2.79%, 1/16/2024	382,048	382,970
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	186,524	189,652
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	239,155	244,089
Shackleton CLO Ltd., 2013-4RA, “B”, FLR, 2.087% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	927,055	904,039
Shackleton CLO Ltd., 2015-8A, “CR”, FLR, 1.838% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	709,957	707,831
Shelter Growth CRE, 2019-FL2, “A”, FLR, 1.172% (LIBOR - 1mo. + 1.1%), 5/15/2036 (n)	293,756	293,756
Starwood Property Trust, Inc., REIT, FLR, 1.882% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)	764,000	765,195
Student Loan Consolidation Center, “A”, FLR, 1.311% (LIBOR - 1mo. + 1.22%), 10/25/2027 (n)	98,404	98,912
TICP CLO Ltd., 2018-3R, “B”, FLR, 1.538% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	870,756	870,237

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
TICP CLO Ltd., 2018-3R, “C”, FLR, 1.988% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	$1,528,084	$ 1,528,281
TPG Real Estate Finance, 2018-FL2, “AS”, FLR, 1.531% (LIBOR - 1mo. + 1.45%), 11/15/2037 (n)	2,192,500	2,192,500
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.149%, 11/15/2050 (i)	11,914,317	522,010
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.163%, 12/15/2051 (i)	8,981,955	536,754
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	308,826	309,578
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 1.883% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	864,053	865,639
		$89,452,902
Automotive – 3.4%
Daimler Finance North America LLC, 0.75%, 3/01/2024 (n)	$870,000	$ 871,829
Ford Motor Credit Co. LLC, 3.087%, 1/09/2023	857,000	874,140
General Motors Financial Co., 1.7%, 8/18/2023	1,491,000	1,521,774
Harley-Davidson Financial Services, 4.05%, 2/04/2022 (n)	1,203,000	1,228,262
Hyundai Capital America, 2.85%, 11/01/2022 (n)	355,000	365,018
Hyundai Capital America, 2.375%, 2/10/2023 (n)	534,000	548,124
Hyundai Capital America, 5.75%, 4/06/2023 (n)	1,733,000	1,883,121
Hyundai Capital America, 0.8%, 1/08/2024 (n)	154,000	153,326
Hyundai Capital America, 5.875%, 4/07/2025 (n)	1,872,000	2,161,318
Volkswagen Group of America Finance LLC, 4%, 11/12/2021 (n)	1,356,000	1,374,885
Volkswagen Group of America Finance LLC, 2.9%, 5/13/2022 (n)	560,000	571,888
Volkswagen Group of America Finance LLC, 3.125%, 5/12/2023 (n)	234,000	244,347
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	1,120,000	1,182,675
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	1,212,000	1,307,878
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	916,000	910,594
		$15,199,179
Brokerage & Asset Managers – 1.4%
Charles Schwab Corp., 0.75%, 3/18/2024	$1,049,000	$ 1,054,935
E*TRADE Financial Corp., 2.95%, 8/24/2022	2,157,000	2,215,410
NASDAQ, Inc., 0.445%, 12/21/2022	500,000	499,837
National Securities Clearing Corp., 1.2%, 4/23/2023 (n)	600,000	609,402
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
National Securities Clearing Corp., 0.4%, 12/07/2023 (n)	$500,000	$ 500,513
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	250,000	254,957
National Securities Clearing Corp., 0.75%, 12/07/2025 (n)	1,000,000	986,284
		$6,121,338
Business Services – 1.0%
Equinix, Inc., 1.25%, 7/15/2025	$375,000	$ 375,899
Global Payments, Inc., 1.2%, 3/01/2026	1,216,000	1,204,387
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,481,000	1,503,911
Western Union Co., 1.35%, 3/15/2026	1,091,000	1,083,537
		$4,167,734
Cable TV – 0.6%
SES S.A., 3.6%, 4/04/2023 (n)	$2,469,000	$ 2,580,380
Computer Software – 0.4%
Dell International LLC/EMC Corp., 4%, 7/15/2024	$1,415,000	$ 1,538,643
Dell International LLC/EMC Corp., 5.85%, 7/15/2025	340,000	398,893
		$1,937,536
Computer Software - Systems – 0.2%
Apple, Inc., 1.7%, 9/11/2022	$862,000	$ 877,160
Conglomerates – 1.0%
Carrier Global Corp., 2.242%, 2/15/2025	$1,434,000	$ 1,491,029
Roper Technologies, Inc., 2.8%, 12/15/2021	666,000	672,322
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	2,237,000	2,423,762
		$4,587,113
Consumer Products – 0.1%
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	$550,000	$ 560,545
Containers – 0.5%
Berry Global, Inc., 0.95%, 2/15/2024 (n)	$662,000	$ 662,576
Berry Global, Inc., 1.65%, 1/15/2027 (n)	1,534,000	1,520,716
		$2,183,292
Electronics – 0.8%
Broadcom, Inc., 4.7%, 4/15/2025	$493,000	$ 555,397
Broadcom, Inc., 3.15%, 11/15/2025	600,000	643,068
Microchip Technology, Inc., 0.983%, 9/01/2024 (n)	1,895,000	1,885,813
Skyworks Solutions, Inc., 0.9%, 6/01/2023	590,000	591,754
		$3,676,032

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – 1.1%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$1,865,000	$ 1,942,099
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	619,000	617,744
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	933,000	1,015,023
Sinopec Group Overseas Development (2018) Ltd. (People's Republic of China), 1.45%, 1/08/2026 (n)	1,302,000	1,302,910
		$4,877,776
Emerging Market Sovereign – 0.4%
Emirate of Abu Dhabi, 0.75%, 9/02/2023 (n)	$1,572,000	$ 1,581,432
Energy - Independent – 0.6%
Diamondback Energy, Inc., 0.9%, 3/24/2023	$963,000	$ 963,207
Pioneer Natural Resources Co., 0.55%, 5/15/2023	204,000	204,195
Pioneer Natural Resources Co., 0.75%, 1/15/2024	1,364,000	1,362,747
		$2,530,149
Energy - Integrated – 1.0%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$1,227,000	$ 1,403,728
Eni S.p.A., 4%, 9/12/2023 (n)	1,857,000	1,983,336
Exxon Mobil Corp., 1.571%, 4/15/2023	683,000	698,187
Husky Energy, Inc., 3.95%, 4/15/2022	468,000	476,382
		$4,561,633
Financial Institutions – 2.0%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$1,585,000	$ 1,725,494
AerCap Ireland Capital DAC, 3.15%, 2/15/2024	1,399,000	1,468,433
AerCap Ireland Capital DAC, 6.5%, 7/15/2025	1,212,000	1,421,570
Avolon Holdings Funding Ltd., 3.625%, 5/01/2022 (n)	241,000	246,566
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	1,214,000	1,294,709
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	1,574,000	1,567,482
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	506,000	548,340
Century Housing Corp., 3.995%, 11/01/2021	748,000	750,324
		$9,022,918
Food & Beverages – 0.4%
Mondelez International, Inc., 0.625%, 7/01/2022	$1,800,000	$ 1,806,948
Food & Drug Stores – 0.7%
7-Eleven, Inc., 0.625%, 2/10/2023 (n)	$1,785,000	$ 1,786,063
7-Eleven, Inc., 0.8%, 2/10/2024 (n)	1,339,000	1,335,684
		$3,121,747
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 0.8%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$1,459,000	$ 1,585,408
Marriott International, Inc., 2.3%, 1/15/2022	1,564,000	1,575,128
Marriott International, Inc., 3.75%, 10/01/2025	370,000	398,612
		$3,559,148
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$96,000	$ 98,304
Howard University, Washington D.C., 2.801%, 10/01/2023	106,000	108,445
Howard University, Washington D.C., AGM, 2.638%, 10/01/2021	91,000	91,482
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	117,000	120,097
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	144,000	148,272
		$566,600
Insurance – 0.7%
AIG Global Funding, 0.8%, 7/07/2023 (n)	$913,000	$ 919,178
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	882,000	889,414
Metropolitan Life Global Funding I, 0.4%, 1/07/2024 (n)	1,365,000	1,361,694
		$3,170,286
Insurance - Property & Casualty – 0.4%
Aon PLC, 2.2%, 11/15/2022	$821,000	$ 841,116
Marsh & McLennan Cos., Inc., 2.75%, 1/30/2022	807,000	817,281
		$1,658,397
Internet – 0.3%
Baidu, Inc., 3.875%, 9/29/2023	$1,263,000	$ 1,342,086
Machinery & Tools – 0.7%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$2,262,000	$ 2,447,671
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	455,596
		$2,903,267
Major Banks – 14.6%
Bank of America Corp., 2.881%, 4/24/2023	$2,896,000	$ 2,955,331
Bank of America Corp., 4.2%, 8/26/2024	692,000	758,595
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR + 0.96%) to 7/22/2027	3,526,000	3,553,119
Bank of Montreal, 2.05%, 11/01/2022	1,168,000	1,195,127
Barclays PLC, 4.61% to 2/15/2022, FLR (LIBOR - 3mo. + 1.4%) to 2/15/2023	2,947,000	3,022,450
Barclays PLC, 1.007%, 12/10/2024	207,000	207,738
Barclays PLC, 2.852% to 5/07/2025, FLR (LIBOR - 3mo. + 2.452%) to 5/07/2026	550,000	581,060

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Credit Agricole, “A”, FLR, 1.617% (LIBOR - 3mo. + 1.43%), 1/10/2022 (n)	$1,270,000	$ 1,279,194
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	872,000	885,808
Credit Suisse Group AG, 4.207% to 6/12/2023, FLR (LIBOR - 3mo. + 1.24%) to 6/12/2024 (n)	443,000	471,820
Deutsche Bank AG, 0.898%, 5/28/2024	421,000	419,083
Deutsche Bank AG, 1.447% to 4/1/2024, FLR (SOFR + 1.131%) to 4/01/2025	2,012,000	2,024,095
Goldman Sachs Group, Inc., 0.481%, 1/27/2023	1,613,000	1,613,889
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	750,000	813,673
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR + 0.789%) to 12/09/2026	821,000	808,253
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	1,521,000	1,551,726
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	491,000	508,558
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026	910,000	935,177
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR + 1.29%) to 5/24/2027	623,000	624,201
JPMorgan Chase & Co., 3.207% to 4/01/2022, FLR (LIBOR - 3mo. + 0.695%) to 4/01/2023	2,827,000	2,888,360
JPMorgan Chase & Co., 2.776% to 4/25/2022, FLR (LIBOR - 3mo. + 0.935%) to 4/25/2023	2,701,000	2,752,936
JPMorgan Chase & Co., 3.797% to 7/23/2023, FLR (LIBOR - 3mo. + 0.89%) to 7/23/2024	1,380,000	1,470,430
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR + 1.585%) to 3/13/2026	1,642,000	1,695,201
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR + 0.695%) to 2/04/2027	1,071,000	1,053,395
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR + 0.885%) to 4/22/2027	862,000	866,466
Mitsubishi UFJ Financial Group, Inc., 3.535%, 7/26/2021	1,623,000	1,626,619
Mitsubishi UFJ Financial Group, Inc., 2.623%, 7/18/2022	1,921,000	1,968,315
Mizuho Financial Group, 0.849% to 9/08/2023, FLR (LIBOR - 3mo. + 0.61%) to 9/08/2024	600,000	602,892
Morgan Stanley, 0.56% to 11/10/2022, FLR (SOFR + 0.466%) to 11/10/2023	1,637,000	1,639,066
Morgan Stanley, 0.529% to 1/25/2023, FLR (SOFR + 0.455%) to 1/25/2024	2,151,000	2,149,910
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Morgan Stanley, 0.864% to 10/21/2024, FLR (SOFR + 0.745%) to 10/21/2025	$1,635,000	$ 1,634,390
NatWest Group PLC, 2.359% to 5/22/2023, FLR (CMT - 1yr. + 2.15%) to 5/22/2024	1,038,000	1,069,506
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	2,018,000	2,188,892
Royal Bank of Canada, 0.5%, 10/26/2023	1,750,000	1,752,058
Standard Chartered PLC, 1.319% to 10/14/2022, FLR (CMT - 1yr. + 1.17%) to 10/14/2023 (n)	1,457,000	1,469,545
Standard Chartered PLC, 0.991% to 1/12/2024, FLR (CMT - 1yr. + 0.78%) to 1/12/2025 (n)	1,361,000	1,356,718
Standard Chartered PLC, 1.214% to 3/23/2024, FLR (CMT - 1yr. + 0.88%) to 3/23/2025 (n)	437,000	438,559
State Street Corp., 2.825% to 3/30/2022, FLR (SOFR + 2.69%) to 3/30/2023	383,000	390,160
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.6%) to 3/30/2026	157,000	167,629
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/2024	455,000	453,118
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	1,613,000	1,628,849
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	944,000	945,442
Toronto-Dominion Bank, 0.25%, 1/06/2023	910,000	909,108
Toronto-Dominion Bank, 0.75%, 1/06/2026	637,000	628,359
UBS Group AG, 3.491%, 5/23/2023 (n)	278,000	285,519
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	924,000	930,654
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)	1,373,000	1,415,374
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	1,687,000	1,727,582
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	2,242,000	2,327,005
		$64,640,954
Medical & Health Technology & Services – 0.5%
Becton, Dickinson and Co., 2.894%, 6/06/2022	$478,000	$ 488,514
HCA, Inc., 5%, 3/15/2024	1,692,000	1,869,533
		$2,358,047

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 1.5%
Anglo American Capital PLC, 3.625%, 9/11/2024 (n)	$533,000	$ 574,287
Glencore Finance (Canada) Ltd., 4.95%, 11/15/2021 (n)	899,000	913,711
Glencore Funding LLC, 3%, 10/27/2022 (n)	848,000	871,854
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	1,354,000	1,459,676
Glencore Funding LLC, 4.625%, 4/29/2024 (n)	422,000	462,554
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	1,100,000	1,112,507
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,191,000	1,195,046
		$6,589,635
Midstream – 2.0%
Energy Transfer Operating Co., 2.9%, 5/15/2025	$569,000	$ 598,861
Gray Oak Pipeline LLC, 2%, 9/15/2023 (n)	968,000	987,306
MPLX LP, 3.5%, 12/01/2022	2,340,000	2,430,465
MPLX LP, 3.375%, 3/15/2023	642,000	671,208
Plains All American Pipeline LP, 3.85%, 10/15/2023	750,000	794,936
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025	992,000	1,109,833
Western Midstream Operating LP, 4.35%, 2/01/2025	796,000	841,046
Western Midstream Operating LP, FLR, 2.287% (LIBOR - 3mo. + 0.85%), 1/13/2023	1,222,000	1,215,901
		$8,649,556
Mortgage-Backed – 1.3%
Fannie Mae, 5.5%, 5/01/2025	$1,216	$ 1,226
Fannie Mae, 5%, 7/01/2039-3/01/2042	669,485	766,270
Fannie Mae, 2%, 5/25/2044	826,962	836,351
Freddie Mac, 1.016%, 4/25/2024 (i)	536,833	10,185
Freddie Mac, 1.699%, 4/25/2030 (i)	6,147,474	734,624
Freddie Mac, 3%, 4/15/2033-6/15/2045	2,578,378	2,756,117
Freddie Mac, 2%, 7/15/2042	462,182	476,392
		$5,581,165
Municipals – 3.8%
California Earthquake Authority Rev., “B”, 1.227%, 7/01/2021	$195,000	$ 195,000
California Earthquake Authority Rev., “B”, 1.327%, 7/01/2022	620,000	626,156
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023	440,000	448,486
California Municipal Finance Authority Rev. (Century Housing Corp.), 1.486%, 11/01/2022	235,000	237,419
California Municipal Finance Authority Rev. (Century Housing Corp.), 1.605%, 11/01/2023	280,000	283,506
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 0.75%, 8/15/2050 (n)	$1,615,000	$ 1,616,850
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 2.128%, 1/01/2023	300,000	306,711
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 2.225%, 1/01/2024	730,000	754,077
Long Island, NY, Power Authority, Electric System General Rev., “C”, 0.659%, 3/01/2022	135,000	135,048
Long Island, NY, Power Authority, Electric System General Rev., “C”, 0.764%, 3/01/2023	595,000	597,382
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 1.904%, 7/01/2023	65,000	66,425
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.156%, 7/01/2024	190,000	196,085
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.306%, 7/01/2025	150,000	155,668
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.562%, 7/01/2026	185,000	193,377
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	611,257	637,483
New Jersey Economic Development Authority Rev., School Facilities Construction, “HHH”, 3.75%, 9/01/2022 (n)	2,885,000	2,981,163
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	4,091,000	4,066,054
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.384%, 6/15/2022	455,000	461,973
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.551%, 6/15/2023	465,000	478,945
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.631%, 6/15/2024	440,000	457,329
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023	1,060,000	1,073,490
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	680,000	691,540
		$16,660,167
Natural Gas - Distribution – 0.3%
CenterPoint Energy Resources Corp., 0.7%, 3/02/2023	$1,302,000	$ 1,302,123

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.8%
AT&T, Inc., 0.9%, 3/25/2024	$2,621,000	$ 2,626,714
Verizon Communications, Inc., 0.75%, 3/22/2024	986,000	990,237
		$3,616,951
Oil Services – 0.0%
Halliburton Co., 3.8%, 11/15/2025	$111,000	$ 122,688
Oils – 1.0%
Marathon Petroleum Corp., 4.75%, 12/15/2023	$1,919,000	$ 2,093,955
Valero Energy Corp., 1.2%, 3/15/2024	1,330,000	1,341,507
Valero Energy Corp., 3.4%, 9/15/2026	771,000	834,927
		$4,270,389
Other Banks & Diversified Financials – 3.6%
American Express Co., 3.7%, 11/05/2021	$497,000	$ 501,535
Banque Federative du Credit Mutuel, 0.65%, 2/27/2024 (n)	1,833,000	1,827,870
BBVA USA, 2.875%, 6/29/2022	2,443,000	2,500,813
BBVA USA Bancshares, Inc., 2.5%, 8/27/2024	1,183,000	1,244,880
Groupe BPCE S.A., 4%, 9/12/2023 (n)	1,385,000	1,484,590
Groupe BPCE S.A., FLR, 1.359% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	1,385,000	1,413,191
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR + 1.069%) to 1/12/2027 (n)	1,200,000	1,189,923
National Bank of Canada, 2.15%, 10/07/2022 (n)	1,348,000	1,377,807
National Bank of Canada, 0.9% to 8/15/2022, FLR (CMT - 1yr. + 0.77%) to 8/15/2023	523,000	525,864
National Bank of Canada, 0.55%, 11/15/2024	250,000	249,120
SunTrust Banks, Inc., 2.8%, 5/17/2022	2,056,000	2,097,883
Truist Financial Corp., 1.267% to 3/02/2026, FLR (SOFR + 0.609%) to 3/02/2027	1,306,000	1,304,533
UBS AG, 1.75%, 4/21/2022 (n)	390,000	394,367
		$16,112,376
Personal Computers & Peripherals – 0.0%
Equifax, Inc., 2.6%, 12/15/2025	$164,000	$ 172,597
Pharmaceuticals – 1.0%
AbbVie, Inc., 2.15%, 11/19/2021	$834,000	$ 840,058
AbbVie, Inc., 3.45%, 3/15/2022	886,000	900,940
Royalty Pharma PLC, 0.75%, 9/02/2023 (n)	1,481,000	1,485,349
Viatris, Inc., 1.125%, 6/22/2022 (n)	1,200,000	1,208,557
		$4,434,904
Real Estate - Office – 0.2%
Corporate Office Property LP, 2.25%, 3/15/2026	$697,000	$ 716,096
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.8%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,223,000	$ 1,271,712
Kohl's Corp., 9.5%, 5/15/2025	1,587,000	2,014,392
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022	352,000	355,080
		$3,641,184
Specialty Stores – 0.5%
Nordstrom, Inc., 2.3%, 4/08/2024 (n)	$519,000	$ 520,627
Ross Stores, Inc., 0.875%, 4/15/2026	1,622,000	1,587,857
		$2,108,484
Telecommunications - Wireless – 0.8%
American Tower Corp., REIT, 2.25%, 1/15/2022	$302,000	$ 305,123
Crown Castle International Corp., 3.15%, 7/15/2023	1,037,000	1,088,667
Crown Castle International Corp., 1.35%, 7/15/2025	257,000	258,749
T-Mobile USA, Inc., 3.5%, 4/15/2025	1,901,000	2,060,389
		$3,712,928
Tobacco – 0.9%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$1,047,000	$ 1,112,081
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	2,045,000	2,098,342
Philip Morris International, Inc., 1.125%, 5/01/2023	796,000	806,463
		$4,016,886
Transportation - Services – 1.1%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$2,849,000	$ 2,895,350
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	872,000	910,630
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	551,000	600,651
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	551,000	608,215
		$5,014,846
U.S. Treasury Obligations – 20.0%
U.S. Treasury Note, 0.25%, 5/15/2024	$13,337,400	$ 13,264,461
U.S. Treasury Notes, 0.125%, 6/30/2022	18,900,000	18,904,430
U.S. Treasury Notes, 0.125%, 9/30/2022	21,322,500	21,319,169
U.S. Treasury Notes, 2.375%, 1/31/2023 (f)	17,178,000	17,771,849
U.S. Treasury Notes, 0.125%, 4/30/2023	8,879,300	8,862,651
U.S. Treasury Notes, 0.125%, 12/15/2023	8,813,000	8,766,525
		$88,889,085
Utilities - Electric Power – 4.1%
CenterPoint Energy, Inc., 1.45%, 6/01/2026	$843,000	$ 843,600
Emera U.S. Finance LP, 0.833%, 6/15/2024 (n)	589,000	585,674
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	2,470,000	2,524,052
FirstEnergy Corp., 4.75%, 3/15/2023	1,027,000	1,084,051

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
FirstEnergy Corp., 2.05%, 3/01/2025	$929,000	$ 935,967
FirstEnergy Corp., 1.6%, 1/15/2026	513,000	501,457
Florida Power & Light Co., FLR, 0.564% (LIBOR - 3mo. + 0.38%), 7/28/2023	2,067,000	2,067,152
NextEra Energy Capital Holdings, Inc., 2.9%, 4/01/2022	1,458,000	1,487,116
NextEra Energy, Inc., 0.65%, 3/01/2023	1,049,000	1,053,281
Pacific Gas & Electric Co., 1.75%, 6/16/2022	536,000	535,704
Pacific Gas & Electric Co., 1.367%, 3/10/2023	432,000	432,020
Pacific Gas & Electric Co., 3%, 6/15/2028	437,000	438,966
Pacific Gas & Electric Co., FLR, 1.53% (LIBOR - 3mo. + 1.375%), 11/15/2021	1,837,000	1,840,764
Southern California Edison Co.'s First & Refunding Mortgage Bonds, 1.2%, 2/01/2026	1,463,000	1,452,169
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
WEC Energy Group, Inc., 0.8%, 3/15/2024	$612,000	$ 613,411
Xcel Energy, Inc., 0.5%, 10/15/2023	1,753,000	1,752,639
		$18,148,023
Total Bonds (Identified Cost, $428,930,632)		$435,386,909
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $7,293,992)	7,293,992	$ 7,293,992
Other Assets, Less Liabilities – 0.2%		915,719
Net Assets – 100.0%		$443,596,620

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,293,992 and $435,386,909, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $155,034,652, representing 34.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
MF1 Ltd., 2020-FL3, “B”, FLR, 3.874% (LIBOR - 1mo. + 3.75%), 7/15/2035	6/12/20	$192,000	$194,998
MF1 Ltd., 2020-FL3, “C”, FLR, 4.624% (LIBOR - 1mo. + 4.5%), 7/15/2035	6/12/20	274,500	279,472
Total Restricted Securities			$474,470
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

MFS Limited Maturity Portfolio
Portfolio of Investments (unaudited) – continued
Derivative Contracts at 6/30/21
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	102	$22,472,672	September – 2021	$(39,920)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
7/15/21	USD	38,000,000	centrally cleared	1.88%/Semi-annually	0.24% FLR (3-Month LIBOR)/Quarterly	$342,213	$—	$342,213
9/19/21	USD	23,300,000	centrally cleared	1.57%/Semi-annually	0.15% FLR (1-Month LIBOR)/Monthly	179,068	—	179,068
						$521,281	$—	$521,281
At June 30, 2021, the fund had liquid securities with an aggregate value of $66,729 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value (identified cost, $428,930,632)	$435,386,909
Investments in affiliated issuers, at value (identified cost, $7,293,992)	7,293,992
Receivables for
Net daily variation margin on open cleared swap agreements	2,622
Net daily variation margin on open futures contracts	2,395
Fund shares sold	680
Interest	2,194,232
Other assets	1,761
Total assets	$444,882,591
Liabilities
Payables for
Fund shares reacquired	$601,657
When-issued investments purchased	586,475
Payable to affiliates
Investment adviser	9,419
Administrative services fee	376
Shareholder servicing costs	35
Distribution and/or service fees	1,530
Accrued expenses and other liabilities	86,479
Total liabilities	$1,285,971
Net assets	$443,596,620
Net assets consist of
Paid-in capital	$422,062,479
Total distributable earnings (loss)	21,534,141
Net assets	$443,596,620
Shares of beneficial interest outstanding	42,263,131
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$331,962,402	31,614,869	$10.50
Service Class	111,634,218	10,648,262	10.48
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Interest	$4,486,103
Dividends from affiliated issuers	2,611
Other	66
Total investment income	$4,488,780
Expenses
Management fee	$871,131
Distribution and/or service fees	137,239
Shareholder servicing costs	3,428
Administrative services fee	33,358
Independent Trustees' compensation	3,974
Custodian fee	12,377
Shareholder communications	15,148
Audit and tax fees	33,737
Legal fees	1,589
Miscellaneous	18,067
Total expenses	$1,130,048
Reduction of expenses by investment adviser	(26,032)
Net expenses	$1,104,016
Net investment income (loss)	$3,384,764
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$746,902
Futures contracts	12,412
Swap agreements	479,126
Net realized gain (loss)	$1,238,440
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(2,233,179)
Futures contracts	(64,753)
Swap agreements	(479,501)
Net unrealized gain (loss)	$(2,777,433)
Net realized and unrealized gain (loss)	$(1,538,993)
Change in net assets from operations	$1,845,771
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$3,384,764	$8,957,325
Net realized gain (loss)	1,238,440	3,694,215
Net unrealized gain (loss)	(2,777,433)	4,099,813
Change in net assets from operations	$1,845,771	$16,751,353
Total distributions to shareholders	$—	$(12,889,047)
Change in net assets from fund share transactions	$2,826,367	$(25,806,563)
Total change in net assets	$4,672,138	$(21,944,257)
Net assets
At beginning of period	438,924,482	460,868,739
At end of period	$443,596,620	$438,924,482
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$10.45	$10.34	$10.10	$10.18	$10.17	$10.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.23	$0.29	$0.23	$0.18	$0.15(c)
Net realized and unrealized gain (loss)	(0.03)	0.21	0.23	(0.10)	(0.00)(w)	0.02
Total from investment operations	$0.05	$0.44	$0.52	$0.13	$0.18	$0.17
Less distributions declared to shareholders
From net investment income	$—	$(0.33)	$(0.28)	$(0.21)	$(0.17)	$(0.14)
Net asset value, end of period (x)	$10.50	$10.45	$10.34	$10.10	$10.18	$10.17
Total return (%) (k)(r)(s)(x)	0.48(n)	4.34	5.19	1.28	1.73	1.68(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.46(a)	0.46	0.45	0.45	0.45	0.42(c)
Expenses after expense reductions (f)	0.44(a)	0.45	0.44	0.44	0.45	0.42(c)
Net investment income (loss)	1.62(a)	2.18	2.81	2.31	1.77	1.43(c)
Portfolio turnover	20(n)	51	39	62	54	30
Net assets at end of period (000 omitted)	$331,962	$326,075	$343,507	$359,909	$434,320	$473,730
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$10.45	$10.33	$10.09	$10.17	$10.16	$10.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.20	$0.26	$0.21	$0.16	$0.12(c)
Net realized and unrealized gain (loss)	(0.04)	0.23	0.23	(0.11)	(0.01)	0.03
Total from investment operations	$0.03	$0.43	$0.49	$0.10	$0.15	$0.15
Less distributions declared to shareholders
From net investment income	$—	$(0.31)	$(0.25)	$(0.18)	$(0.14)	$(0.11)
Net asset value, end of period (x)	$10.48	$10.45	$10.33	$10.09	$10.17	$10.16
Total return (%) (k)(r)(s)(x)	0.29(n)	4.15	4.90	0.99	1.45	1.48(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71(a)	0.71	0.70	0.70	0.70	0.68(c)
Expenses after expense reductions (f)	0.69(a)	0.70	0.69	0.69	0.70	0.67(c)
Net investment income (loss)	1.37(a)	1.93	2.56	2.06	1.52	1.18(c)
Portfolio turnover	20(n)	51	39	62	54	30
Net assets at end of period (000 omitted)	$111,634	$112,850	$117,362	$117,798	$142,696	$153,979

See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Highlights - continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Limited Maturity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$88,889,085	$—	$88,889,085
Non - U.S. Sovereign Debt	—	6,459,208	—	6,459,208
Municipal Bonds	—	16,660,167	—	16,660,167
U.S. Corporate Bonds	—	143,114,600	—	143,114,600
Residential Mortgage-Backed Securities	—	11,265,538	—	11,265,538
Commercial Mortgage-Backed Securities	—	31,636,130	—	31,636,130
Asset-Backed Securities (including CDOs)	—	52,132,399	—	52,132,399
Foreign Bonds	—	85,229,782	—	85,229,782
Mutual Funds	7,293,992	—	—	7,293,992
Total	$7,293,992	$435,386,909	$—	$442,680,901
Other Financial Instruments
Futures Contracts – Liabilities	$(39,920)	$—	$—	$(39,920)
Swap Agreements – Assets	—	521,281	—	521,281
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
The derivative instruments used by the fund during the period were futures contracts and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2021 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Swaps	$521,281	$—
Interest Rate	Interest Rate Futures	—	(39,920)
Total		$521,281	$(39,920)
(a) Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is separately reported within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$12,412	$479,126
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$(64,753)	$(479,501)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest income is recorded on the accrual basis.
Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$12,889,047
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/21
Cost of investments	$436,677,956
Gross appreciation	6,397,241
Gross depreciation	(394,296)
Net unrealized appreciation (depreciation)	$6,002,945
As of 12/31/20
Undistributed ordinary income	9,618,049
Undistributed long-term capital gain	826,159
Net unrealized appreciation (depreciation)	9,244,162
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$9,805,387
Service Class	—	3,083,660
Total	$—	$12,889,047
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $26,032, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $3,316, which equated to 0.0015% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $112.

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0153% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2021, the fund engaged in purchase transactions pursuant to this policy, which amounted to $47,360.
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$22,185,175	$736,828
Non-U.S. Government securities	73,751,490	85,780,361
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,093,126	$21,925,987	3,696,952	$38,599,012
Service Class	730,327	7,642,548	2,044,603	21,385,756
	2,823,453	$29,568,535	5,741,555	$59,984,768
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	949,215	$9,805,387
Service Class	—	—	298,226	3,083,660
	—	$—	1,247,441	$12,889,047
Shares reacquired
Initial Class	(1,672,058)	$(17,517,718)	(6,676,938)	$(68,856,790)
Service Class	(881,228)	(9,224,450)	(2,901,729)	(29,823,588)
	(2,553,286)	$(26,742,168)	(9,578,667)	$(98,680,378)
Net change
Initial Class	421,068	$4,408,269	(2,030,771)	$(20,452,391)
Service Class	(150,901)	(1,581,902)	(558,900)	(5,354,172)
	270,167	$2,826,367	(2,589,671)	$(25,806,563)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 13%, 11%, and 2%, respectively, of the value of outstanding voting shares of the fund.

MFS Limited Maturity Portfolio
Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $725 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,636,845	$85,745,880	$87,088,733	$—	$—	$7,293,992
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,611	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.

MFS Limited Maturity Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

MFS Limited Maturity Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Semiannual Report
June 30, 2021
MFS®  Mid Cap Value Portfolio
MFS® Variable Insurance Trust III
VMC-SEM

MFS® Mid Cap Value Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Value Portfolio
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Mid Cap Value Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Johnson Controls International PLC	1.3%
Zebra Technologies Corp., “A”	1.2%
Arthur J. Gallagher & Co.	1.2%
Eastman Chemical Co.	1.2%
Life Storage, Inc., REIT	1.2%
Stanley Black & Decker, Inc.	1.2%
Eaton Corp. PLC	1.2%
Hartford Financial Services Group, Inc.	1.2%
LKQ Corp.	1.1%
KBR, Inc.	1.1%

GICS equity sectors (g)
Financials	20.3%
Industrials	16.7%
Consumer Discretionary	9.4%
Materials	8.6%
Information Technology	8.1%
Health Care	8.0%
Utilities	7.6%
Real Estate	7.3%
Energy	5.1%
Consumer Staples	4.9%
Communication Services	1.9%
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

MFS Mid Cap Value Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.79%	$1,000.00	$1,190.92	$4.29
	Hypothetical (h)	0.79%	$1,000.00	$1,020.88	$3.96
Service Class	Actual	1.04%	$1,000.00	$1,189.41	$5.65
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Mid Cap Value Portfolio
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.9%
Aerospace & Defense – 3.3%
Howmet Aerospace, Inc. (a)	59,706	$ 2,058,066
KBR, Inc.	140,984	5,378,540
L3Harris Technologies, Inc.	23,167	5,007,547
Leidos Holdings, Inc.	35,034	3,541,937
		$15,986,090
Airlines – 0.8%
Alaska Air Group, Inc. (a)	39,046	$ 2,354,864
Delta Air Lines, Inc. (a)	35,564	1,538,499
		$3,893,363
Apparel Manufacturers – 1.1%
PVH Corp. (a)	21,802	$ 2,345,677
Skechers USA, Inc., “A” (a)	63,870	3,182,642
		$5,528,319
Automotive – 2.0%
Lear Corp.	24,571	$ 4,306,805
LKQ Corp. (a)	111,875	5,506,487
		$9,813,292
Broadcasting – 0.5%
Discovery Communications, Inc., “C” (a)	86,598	$ 2,509,610
Brokerage & Asset Managers – 2.4%
Apollo Global Management, Inc.	70,344	$ 4,375,397
Cboe Global Markets, Inc.	24,667	2,936,606
Raymond James Financial, Inc.	32,298	4,195,510
		$11,507,513
Business Services – 1.5%
Amdocs Ltd.	53,628	$ 4,148,662
Global Payments, Inc.	17,326	3,249,318
		$7,397,980
Cable TV – 0.8%
Liberty Broadband Corp. (a)	22,174	$ 3,850,737
Chemicals – 2.4%
Celanese Corp.	24,558	$ 3,722,993
Eastman Chemical Co.	50,658	5,914,321
FMC Corp.	17,164	1,857,145
		$11,494,459
Computer Software – 0.4%
McAfee Corp.	70,240	$ 1,968,125
Computer Software - Systems – 1.6%
Verint Systems, Inc. (a)	34,822	$ 1,569,427
Zebra Technologies Corp., “A” (a)	11,393	6,032,480
		$7,601,907
Construction – 5.7%
Armstrong World Industries, Inc.	22,028	$ 2,362,723
Fortune Brands Home & Security, Inc.	34,521	3,438,637
Masco Corp.	63,484	3,739,843
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Mid-America Apartment Communities, Inc., REIT	27,201	$ 4,581,192
Stanley Black & Decker, Inc.	28,210	5,782,768
Toll Brothers, Inc.	84,488	4,884,251
Vulcan Materials Co.	16,878	2,937,954
		$27,727,368
Consumer Products – 1.4%
Energizer Holdings, Inc.	50,223	$ 2,158,585
Newell Brands, Inc.	105,571	2,900,035
Reynolds Consumer Products, Inc.	60,911	1,848,649
		$6,907,269
Consumer Services – 0.5%
Grand Canyon Education, Inc. (a)	29,503	$ 2,654,385
Containers – 3.3%
Berry Global, Inc. (a)	51,599	$ 3,365,287
Crown Holdings, Inc.	22,478	2,297,476
Graphic Packaging Holding Co.	184,733	3,351,057
Owens Corning	35,348	3,460,569
WestRock Co.	69,820	3,715,820
		$16,190,209
Electrical Equipment – 2.6%
Johnson Controls International PLC	93,659	$ 6,427,817
Sensata Technologies Holding PLC (a)	57,354	3,324,812
TE Connectivity Ltd.	22,297	3,014,777
		$12,767,406
Electronics – 3.1%
Corning, Inc.	72,999	$ 2,985,659
Marvell Technology, Inc.	80,886	4,718,080
NXP Semiconductors N.V.	22,285	4,584,470
ON Semiconductor Corp. (a)	72,098	2,759,912
		$15,048,121
Energy - Independent – 3.6%
Cabot Oil & Gas Corp.	100,922	$ 1,762,098
Devon Energy Corp.	97,146	2,835,692
Diamondback Energy, Inc.	33,911	3,183,904
Hess Corp.	40,883	3,569,904
Pioneer Natural Resources Co.	23,722	3,855,299
Valero Energy Corp.	31,052	2,424,540
		$17,631,437
Engineering - Construction – 0.7%
Quanta Services, Inc.	36,465	$ 3,302,635
Food & Beverages – 2.9%
Archer Daniels Midland Co.	45,328	$ 2,746,877
Coca-Cola Europacific Partners PLC	54,656	3,242,194
Ingredion, Inc.	24,992	2,261,776
J.M. Smucker Co.	21,635	2,803,247
Kellogg Co.	50,195	3,229,044
		$14,283,138

4

MFS Mid Cap Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 0.9%
Albertsons Cos., Inc., “A” (l)	127,284	$ 2,502,403
Kroger Co.	53,541	2,051,156
		$4,553,559
Gaming & Lodging – 0.5%
Wyndham Hotels & Resorts, Inc.	32,188	$ 2,326,871
General Merchandise – 0.4%
Dollar Tree, Inc. (a)	17,627	$ 1,753,887
Insurance – 8.5%
American International Group, Inc.	47,226	$ 2,247,958
Arthur J. Gallagher & Co.	42,574	5,963,766
Assurant, Inc.	26,870	4,196,557
Athene Holding Ltd. (a)	57,535	3,883,612
Cincinnati Financial Corp.	27,896	3,253,232
Equitable Holdings, Inc.	142,236	4,331,086
Everest Re Group Ltd.	13,205	3,327,792
Hanover Insurance Group, Inc.	17,369	2,355,931
Hartford Financial Services Group, Inc.	90,645	5,617,271
Reinsurance Group of America, Inc.	23,413	2,669,082
Willis Towers Watson PLC	14,768	3,396,935
		$41,243,222
Leisure & Toys – 2.1%
Brunswick Corp.	32,485	$ 3,236,156
Electronic Arts, Inc.	20,546	2,955,131
Mattel, Inc. (a)	118,963	2,391,156
Polaris, Inc.	13,174	1,804,311
		$10,386,754
Machinery & Tools – 4.5%
Eaton Corp. PLC	38,906	$ 5,765,091
Ingersoll Rand, Inc. (a)	61,078	2,981,217
ITT, Inc.	30,524	2,795,693
PACCAR, Inc.	40,406	3,606,236
Regal Beloit Corp.	27,137	3,623,061
Wabtec Corp.	36,397	2,995,473
		$21,766,771
Major Banks – 1.9%
Comerica, Inc.	39,676	$ 2,830,486
KeyCorp	179,297	3,702,483
State Street Corp.	33,061	2,720,259
		$9,253,228
Medical & Health Technology & Services – 3.9%
AmerisourceBergen Corp.	21,128	$ 2,418,945
ICON PLC (a)	3,451	713,356
Laboratory Corp. of America Holdings (a)	13,792	3,804,523
PRA Health Sciences, Inc. (a)	20,800	3,436,368
Premier, Inc., “A”	61,602	2,143,134
Quest Diagnostics, Inc.	23,756	3,135,079
Universal Health Services, Inc.	24,161	3,537,895
		$19,189,300
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 3.4%
Boston Scientific Corp. (a)	66,370	$ 2,837,981
Dentsply Sirona, Inc.	47,225	2,987,454
Hologic, Inc. (a)	30,832	2,057,111
PerkinElmer, Inc.	24,469	3,778,258
Zimmer Biomet Holdings, Inc.	29,113	4,681,953
		$16,342,757
Natural Gas - Distribution – 0.3%
Atmos Energy Corp.	17,030	$ 1,636,753
Natural Gas - Pipeline – 1.1%
Equitrans Midstream Corp.	67,107	$ 571,081
Plains GP Holdings LP	211,510	2,525,429
Targa Resources Corp.	48,585	2,159,603
		$5,256,113
Network & Telecom – 0.9%
Motorola Solutions, Inc.	19,446	$ 4,216,865
Oil Services – 0.4%
Halliburton Co.	77,394	$ 1,789,349
Other Banks & Diversified Financials – 7.3%
Discover Financial Services	39,403	$ 4,660,981
East West Bancorp, Inc.	34,045	2,440,686
Element Fleet Management Corp.	200,660	2,340,709
Northern Trust Corp.	32,876	3,801,123
Prosperity Bancshares, Inc.	36,617	2,629,101
Signature Bank	15,343	3,769,008
SLM Corp.	206,154	4,316,865
SVB Financial Group (a)	6,274	3,491,042
Umpqua Holdings Corp.	129,463	2,388,592
Wintrust Financial Corp.	27,103	2,049,800
Zions Bancorp NA	71,756	3,793,022
		$35,680,929
Pharmaceuticals – 0.7%
Organon & Co. (a)	56,239	$ 1,701,792
Viatris, Inc.	113,500	1,621,915
		$3,323,707
Pollution Control – 0.8%
Republic Services, Inc.	33,183	$ 3,650,462
Real Estate – 6.6%
Annaly Mortgage Management, Inc., REIT	120,693	$ 1,071,754
Boston Properties, Inc., REIT	14,022	1,606,781
Brixmor Property Group, Inc., REIT	133,482	3,055,403
Host Hotels & Resorts, Inc., REIT (a)	159,320	2,722,779
Life Storage, Inc., REIT	54,149	5,812,895
Medical Properties Trust, Inc., REIT	137,265	2,759,026
Spirit Realty Capital, Inc., REIT	40,382	1,931,875
STAG Industrial, Inc., REIT	40,536	1,517,262
Sun Communities, Inc., REIT	24,320	4,168,448
VICI Properties, Inc., REIT	134,429	4,169,988
W.P. Carey, Inc., REIT	41,453	3,093,223
		$31,909,434

5

MFS Mid Cap Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 1.4%
Aramark	72,116	$ 2,686,321
Performance Food Group Co. (a)	24,434	1,184,805
Wendy's Co.	129,180	3,025,395
		$6,896,521
Specialty Chemicals – 3.5%
Ashland Global Holdings, Inc.	35,141	$ 3,074,837
Axalta Coating Systems Ltd. (a)	120,453	3,672,612
Corteva, Inc.	86,805	3,849,802
DuPont de Nemours, Inc.	50,238	3,888,924
Univar Solutions, Inc. (a)	100,639	2,453,579
		$16,939,754
Specialty Stores – 0.6%
Urban Outfitters, Inc. (a)	66,050	$ 2,722,581
Trucking – 0.4%
Knight-Swift Transportation Holdings, Inc.	39,245	$ 1,784,078
Utilities - Electric Power – 7.2%
AES Corp.	151,913	$ 3,960,372
Ameren Corp.	36,467	2,918,819
CenterPoint Energy, Inc.	125,120	3,067,942
CMS Energy Corp.	62,223	3,676,135
Edison International	40,108	2,319,045
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Eversource Energy	46,371	$ 3,720,809
PG&E Corp. (a)	413,160	4,201,837
Pinnacle West Capital Corp.	47,056	3,857,180
Public Service Enterprise Group, Inc.	70,131	4,189,626
Sempra Energy	25,121	3,328,030
		$35,239,795
Total Common Stocks (Identified Cost, $309,719,426)		$475,926,053
Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $8,705,670)	8,705,670	$ 8,705,670
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02% (j) (Identified Cost, $1,073,462)	1,073,462	$ 1,073,462
Other Assets, Less Liabilities – 0.1%		327,481
Net Assets – 100.0%		$486,032,666

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,705,670 and $476,999,515, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS Mid Cap Value Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value, including $1,029,476 of securities on loan (identified cost, $310,792,888)	$476,999,515
Investments in affiliated issuers, at value (identified cost, $8,705,670)	8,705,670
Cash	6,087
Receivables for
Fund shares sold	1,146,702
Interest and dividends	587,742
Other assets	1,875
Total assets	$487,447,591
Liabilities
Payables for
Fund shares reacquired	$261,381
Collateral for securities loaned, at value	1,073,462
Payable to affiliates
Investment adviser	19,572
Administrative services fee	405
Shareholder servicing costs	122
Distribution and/or service fees	2,634
Accrued expenses and other liabilities	57,349
Total liabilities	$1,414,925
Net assets	$486,032,666
Net assets consist of
Paid-in capital	$291,158,974
Total distributable earnings (loss)	194,873,692
Net assets	$486,032,666
Shares of beneficial interest outstanding	47,737,260
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$292,906,020	28,631,820	$10.23
Service Class	193,126,646	19,105,440	10.11
See Notes to Financial Statements
7

MFS Mid Cap Value Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Dividends	$3,825,942
Income on securities loaned	31,217
Other	13,421
Dividends from affiliated issuers	1,959
Foreign taxes withheld	(6,844)
Total investment income	$3,865,695
Expenses
Management fee	$1,697,238
Distribution and/or service fees	210,087
Shareholder servicing costs	11,894
Administrative services fee	34,421
Independent Trustees' compensation	3,910
Custodian fee	7,168
Shareholder communications	8,206
Audit and tax fees	28,755
Legal fees	1,201
Miscellaneous	13,664
Total expenses	$2,016,544
Reduction of expenses by investment adviser	(27,089)
Net expenses	$1,989,455
Net investment income (loss)	$1,876,240
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$22,249,882
Foreign currency	(18)
Net realized gain (loss)	$22,249,864
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$52,938,354
Translation of assets and liabilities in foreign currencies	(124)
Net unrealized gain (loss)	$52,938,230
Net realized and unrealized gain (loss)	$75,188,094
Change in net assets from operations	$77,064,334
See Notes to Financial Statements
8

MFS Mid Cap Value Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$1,876,240	$3,733,563
Net realized gain (loss)	22,249,864	2,451,364
Net unrealized gain (loss)	52,938,230	20,625,771
Change in net assets from operations	$77,064,334	$26,810,698
Total distributions to shareholders	$—	$(17,052,598)
Change in net assets from fund share transactions	$(5,078,478)	$68,439,512
Total change in net assets	$71,985,856	$78,197,612
Net assets
At beginning of period	414,046,810	335,849,198
At end of period	$486,032,666	$414,046,810
See Notes to Financial Statements
9

MFS Mid Cap Value Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$8.59	$8.74	$7.42	$9.01	$8.29	$7.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.09	$0.11	$0.10	$0.07	$0.10(c)
Net realized and unrealized gain (loss)	1.60	0.19	2.09	(1.03)	1.03	1.12
Total from investment operations	$1.64	$0.28	$2.20	$(0.93)	$1.10	$1.22
Less distributions declared to shareholders
From net investment income	$—	$(0.10)	$(0.12)	$(0.08)	$(0.11)	$(0.07)
From net realized gain	—	(0.33)	(0.76)	(0.58)	(0.27)	(0.70)
Total distributions declared to shareholders	$—	$(0.43)	$(0.88)	$(0.66)	$(0.38)	$(0.77)
Net asset value, end of period (x)	$10.23	$8.59	$8.74	$7.42	$9.01	$8.29
Total return (%) (k)(r)(s)(x)	19.09(n)	3.87	31.12	(11.45)	13.67	15.98(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80(a)	0.81	0.81	0.81	0.81	0.77(c)
Expenses after expense reductions (f)	0.79(a)	0.80	0.80	0.80	0.81	0.76(c)
Net investment income (loss)	0.92(a)	1.22	1.31	1.13	0.82	1.31(c)
Portfolio turnover	14(n)	35	30	32	36	32
Net assets at end of period (000 omitted)	$292,906	$271,131	$261,832	$210,218	$268,291	$271,001

See Notes to Financial Statements
10

MFS Mid Cap Value Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$8.50	$8.65	$7.35	$8.93	$8.22	$7.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.08	$0.09	$0.08	$0.05	$0.08(c)
Net realized and unrealized gain (loss)	1.58	0.18	2.06	(1.02)	1.02	1.12
Total from investment operations	$1.61	$0.26	$2.15	$(0.94)	$1.07	$1.20
Less distributions declared to shareholders
From net investment income	$—	$(0.08)	$(0.09)	$(0.06)	$(0.09)	$(0.06)
From net realized gain	—	(0.33)	(0.76)	(0.58)	(0.27)	(0.70)
Total distributions declared to shareholders	$—	$(0.41)	$(0.85)	$(0.64)	$(0.36)	$(0.76)
Net asset value, end of period (x)	$10.11	$8.50	$8.65	$7.35	$8.93	$8.22
Total return (%) (k)(r)(s)(x)	18.94(n)	3.67	30.71	(11.61)	13.41	15.76(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05(a)	1.06	1.06	1.06	1.06	1.02(c)
Expenses after expense reductions (f)	1.04(a)	1.05	1.05	1.05	1.05	1.01(c)
Net investment income (loss)	0.68(a)	1.01	1.06	0.86	0.59	1.06(c)
Portfolio turnover	14(n)	35	30	32	36	32
Net assets at end of period (000 omitted)	$193,127	$142,916	$74,018	$55,837	$85,643	$59,545
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
11

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Mid Cap Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally
12

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited) - continued
traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$475,926,053	$—	$—	$475,926,053
Mutual Funds	9,779,132	—	—	9,779,132
Total	$485,705,185	$—	$—	$485,705,185
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $1,029,476. The fair value of the fund's investment securities on loan and a related liability of $1,073,462 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder
13

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited) - continued
is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$6,003,306
Long-term capital gains	11,049,292
Total distributions	$17,052,598
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/21
Cost of investments	$322,699,859
Gross appreciation	165,201,433
Gross depreciation	(2,196,107)
Net unrealized appreciation (depreciation)	$163,005,326
As of 12/31/20
Undistributed ordinary income	5,694,650
Undistributed long-term capital gain	1,370,375
Other temporary differences	190
Net unrealized appreciation (depreciation)	110,744,143
14

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited) - continued
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$13,255,627
Service Class	—	3,796,971
Total	$—	$17,052,598
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $27,089, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.92% of average daily net assets for the Initial Class shares and 1.17% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2021, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $11,240, which equated to 0.0050% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $654.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0152% of the fund's average daily net assets.
15

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2021, the fund engaged in purchase transactions pursuant to this policy, which amounted to $226,592.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2021, this reimbursement amounted to $13,367, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $61,040,476 and $67,773,914, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,474,099	$24,005,313	7,662,072	$50,759,215
Service Class	4,305,457	41,760,499	9,879,543	76,631,018
	6,779,556	$65,765,812	17,541,615	$127,390,233
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,788,885	$13,255,627
Service Class	—	—	517,298	3,796,971
	—	$—	2,306,183	$17,052,598
Shares reacquired
Initial Class	(5,410,252)	$(51,629,838)	(7,844,938)	$(59,601,370)
Service Class	(2,018,991)	(19,214,452)	(2,135,128)	(16,401,949)
	(7,429,243)	$(70,844,290)	(9,980,066)	$(76,003,319)
Net change
Initial Class	(2,936,153)	$(27,624,525)	1,606,019	$4,413,472
Service Class	2,286,466	22,546,047	8,261,713	64,026,040
	(649,687)	$(5,078,478)	9,867,732	$68,439,512
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 20%, 7%, and 3%, respectively, of the value of outstanding voting shares of the fund.
16

MFS Mid Cap Value Portfolio
Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $806 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,444,072	$53,577,209	$51,315,611	$—	$—	$8,705,670
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,959	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
17

MFS Mid Cap Value Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
18

MFS Mid Cap Value Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
19

Semiannual Report
June 30, 2021
MFS®  Moderate
Allocation Portfolio
MFS® Variable Insurance Trust III
VMA-SEM

MFS® Moderate Allocation Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Moderate Allocation Portfolio
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Moderate Allocation Portfolio
Portfolio Composition
Portfolio target allocation
Portfolio actual allocation

Portfolio holdings
MFS Total Return Bond Series	12.0%
MFS Government Securities Portfolio	9.9%
MFS Growth Series	9.1%
MFS Value Series	9.0%
MFS Research Series	8.1%
MFS Mid Cap Growth Series	7.0%
MFS Mid Cap Value Portfolio	7.0%
MFS Research International Portfolio	7.0%
MFS High Yield Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS Global Governments Portfolio	4.8%
MFS Limited Maturity Portfolio	4.0%
MFS International Intrinsic Value Portfolio	3.0%
MFS International Growth Portfolio	3.0%
MFS Global Real Estate Portfolio	3.0%
MFS New Discovery Series	1.5%
MFS New Discovery Value Portfolio	1.5%
Cash & Cash Equivalents	0.1%
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds' subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds' Statements of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the fund's Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

MFS Moderate Allocation Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.01%	$1,000.00	$1,067.10	$0.05
	Hypothetical (h)	0.01%	$1,000.00	$1,024.74	$0.05
Service Class	Actual	0.26%	$1,000.00	$1,065.66	$1.33
	Hypothetical (h)	0.26%	$1,000.00	$1,023.51	$1.30
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
3

MFS Moderate Allocation Portfolio
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 40.7%
MFS Global Governments Portfolio - Initial Class	6,125,452	$ 68,053,772
MFS Government Securities Portfolio - Initial Class	11,062,137	139,936,037
MFS High Yield Portfolio - Initial Class	12,155,063	70,742,467
MFS Inflation-Adjusted Bond Portfolio - Initial Class	5,880,666	70,215,148
MFS Limited Maturity Portfolio - Initial Class	5,343,517	56,106,927
MFS Total Return Bond Series - Initial Class	12,094,108	169,196,578
		$574,250,929
International Stock Funds – 13.0%
MFS International Growth Portfolio - Initial Class	2,434,148	$ 42,135,101
MFS International Intrinsic Value Portfolio - Initial Class	1,148,783	42,229,260
MFS Research International Portfolio - Initial Class	5,026,166	98,060,497
		$182,424,858
Specialty Funds – 3.0%
MFS Global Real Estate Portfolio - Initial Class	2,437,685	$ 42,123,197
Issuer	Shares/Par	Value ($)
Investment Companies (h) – continued
U.S. Stock Funds – 43.2%
MFS Growth Series - Initial Class	1,542,055	$ 128,499,413
MFS Mid Cap Growth Series - Initial Class	7,477,990	99,532,051
MFS Mid Cap Value Portfolio - Initial Class	9,612,522	98,336,098
MFS New Discovery Series - Initial Class	722,629	21,209,162
MFS New Discovery Value Portfolio - Initial Class	1,909,279	21,040,248
MFS Research Series - Initial Class	3,015,986	113,672,517
MFS Value Series - Initial Class	5,431,255	127,199,996
		$609,489,485
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.02% (v)	1,515,916	$ 1,515,916
Total Investment Companies (Identified Cost, $1,019,328,227)		$ 1,409,804,385
Other Assets, Less Liabilities – (0.0)%		(83,136)
Net Assets – 100.0%		$ 1,409,721,249

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $1,409,804,385.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
4

MFS Moderate Allocation Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in affiliated issuers, at value (identified cost, $1,019,328,227)	$1,409,804,385
Receivables for
Investments sold	2,842,635
Other assets	4,829
Total assets	$1,412,651,849
Liabilities
Payables for
Fund shares reacquired	$2,842,634
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	121
Distribution and/or service fees	19,245
Accrued expenses and other liabilities	68,504
Total liabilities	$2,930,600
Net assets	$1,409,721,249
Net assets consist of
Paid-in capital	$894,152,462
Total distributable earnings (loss)	515,568,787
Net assets	$1,409,721,249
Shares of beneficial interest outstanding	95,435,089
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$9,537,759	644,757	$14.79
Service Class	1,400,183,490	94,790,332	14.77
See Notes to Financial Statements
5

MFS Moderate Allocation Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Dividends from affiliated issuers	$405
Other	174
Total investment income	$579
Expenses
Distribution and/or service fees	$1,751,879
Shareholder servicing costs	11,620
Administrative services fee	8,679
Independent Trustees' compensation	10,330
Custodian fee	10,157
Shareholder communications	12,075
Audit and tax fees	20,380
Legal fees	5,117
Miscellaneous	17,469
Total expenses	$1,847,706
Net investment income (loss)	$(1,847,127)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$46,845,241
Change in unrealized appreciation or depreciation
Affiliated issuers	$45,762,116
Net realized and unrealized gain (loss)	$92,607,357
Change in net assets from operations	$90,760,230
See Notes to Financial Statements
6

MFS Moderate Allocation Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$(1,847,127)	$24,567,367
Net realized gain (loss)	46,845,241	61,595,792
Net unrealized gain (loss)	45,762,116	92,863,183
Change in net assets from operations	$90,760,230	$179,026,342
Total distributions to shareholders	$—	$(112,743,754)
Change in net assets from fund share transactions	$(115,200,724)	$(53,557,712)
Total change in net assets	$(24,440,494)	$12,724,876
Net assets
At beginning of period	1,434,161,743	1,421,436,867
At end of period	$1,409,721,249	$1,434,161,743
See Notes to Financial Statements
7

MFS Moderate Allocation Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$13.86	$13.23	$11.95	$13.33	$12.25	$12.48
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)(w)	$0.29	$0.30	$0.30	$0.26	$0.24(c)
Net realized and unrealized gain (loss)	0.93	1.51	2.28	(0.74)	1.60	0.55
Total from investment operations	$0.93	$1.80	$2.58	$(0.44)	$1.86	$0.79
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$(0.35)	$(0.29)	$(0.28)	$(0.37)
From net realized gain	—	(0.85)	(0.95)	(0.65)	(0.50)	(0.65)
Total distributions declared to shareholders	$—	$(1.17)	$(1.30)	$(0.94)	$(0.78)	$(1.02)
Net asset value, end of period (x)	$14.79	$13.86	$13.23	$11.95	$13.33	$12.25
Total return (%) (k)(s)(x)	6.71(n)	14.29	22.23	(3.85)	15.52	6.16(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.01(a)	0.01	0.01	0.01	0.01	0.02(c)
Expenses after expense reductions (f)(h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	(0.01)(a)	2.24	2.28	2.29	1.98	1.95(c)
Portfolio turnover	2(n)	7	1	1	0(b)	0(b)
Net assets at end of period (000 omitted)	$9,538	$7,891	$6,448	$5,333	$6,053	$5,460

See Notes to Financial Statements
8

MFS Moderate Allocation Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$13.86	$13.22	$11.94	$13.32	$12.24	$12.47
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$0.24	$0.26	$0.27	$0.22	$0.21(c)
Net realized and unrealized gain (loss)	0.93	1.54	2.28	(0.75)	1.60	0.54
Total from investment operations	$0.91	$1.78	$2.54	$(0.48)	$1.82	$0.75
Less distributions declared to shareholders
From net investment income	$—	$(0.29)	$(0.31)	$(0.25)	$(0.24)	$(0.33)
From net realized gain	—	(0.85)	(0.95)	(0.65)	(0.50)	(0.65)
Total distributions declared to shareholders	$—	$(1.14)	$(1.26)	$(0.90)	$(0.74)	$(0.98)
Net asset value, end of period (x)	$14.77	$13.86	$13.22	$11.94	$13.32	$12.24
Total return (%) (k)(s)(x)	6.57(n)	14.08	21.90	(4.13)	15.23	5.87(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.26(a)	0.26	0.26	0.26	0.26	0.27(c)
Expenses after expense reductions (f)(h)	N/A	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) (l)	(0.26)(a)	1.81	1.98	2.02	1.66	1.71(c)
Portfolio turnover	2(n)	7	1	1	0(b)	0(b)
Net assets at end of period (000 omitted)	$1,400,183	$1,426,271	$1,414,989	$1,364,874	$1,686,004	$1,721,397
(a)	Annualized.
(b)	Less than 0.5%.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
9

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Moderate Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting, and auditing systems, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
10

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
11

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,409,804,385	$—	$—	$1,409,804,385
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$31,753,653
Long-term capital gains	80,990,101
Total distributions	$112,743,754
The federal tax cost and the tax basis components of distributable earnings were as follows:
12

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/21
Cost of investments	$1,026,331,603
Gross appreciation	387,740,846
Gross depreciation	(4,268,064)
Net unrealized appreciation (depreciation)	$383,472,782
As of 12/31/20
Undistributed ordinary income	31,405,717
Undistributed long-term capital gain	55,692,174
Net unrealized appreciation (depreciation)	337,710,666
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$623,766
Service Class	—	112,119,988
Total	$—	$112,743,754
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2021, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $11,534, which equated to 0.0016% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $86.
13

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0012% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $28,860,022 and $145,884,794, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	91,714	$1,320,516	73,652	$1,010,328
Service Class	107,762	1,543,651	671,675	7,815,165
	199,476	$2,864,167	745,327	$8,825,493
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	48,354	$623,766
Service Class	—	—	8,684,740	112,119,988
	—	$—	8,733,094	$112,743,754
Shares reacquired
Initial Class	(16,217)	$(230,875)	(40,060)	$(529,008)
Service Class	(8,252,464)	(117,834,016)	(13,418,043)	(174,597,951)
	(8,268,681)	$(118,064,891)	(13,458,103)	$(175,126,959)
Net change
Initial Class	75,497	$1,089,641	81,946	$1,105,086
Service Class	(8,144,702)	(116,290,365)	(4,061,628)	(54,662,798)
	(8,069,205)	$(115,200,724)	(3,979,682)	$(53,557,712)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $2,577 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
14

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Global Governments Portfolio	$69,066,438	$2,697,164	$161,222	$(1,216)	$(3,547,392)	$68,053,772
MFS Global Real Estate Portfolio	43,906,947	—	8,000,704	2,102,337	4,114,617	42,123,197
MFS Government Securities Portfolio	132,926,692	10,747,539	1,436,782	(85,311)	(2,216,101)	139,936,037
MFS Growth Series	131,079,855	985,032	19,486,366	11,230,144	4,690,748	128,499,413
MFS High Yield Portfolio	70,565,854	1,058,235	2,600,490	(173,901)	1,892,769	70,742,467
MFS Inflation-Adjusted Bond Portfolio	70,575,265	1,638,777	1,296,408	292	(702,778)	70,215,148
MFS Institutional Money Market Portfolio	1,530,642	1,771,967	1,786,693	—	—	1,515,916
MFS International Growth Portfolio	44,246,260	198	5,299,246	1,628,436	1,559,453	42,135,101
MFS International Intrinsic Value Portfolio	44,088,152	686	3,932,687	2,090,704	(17,595)	42,229,260
MFS Limited Maturity Portfolio	54,051,512	3,251,027	1,465,275	(1,455)	271,118	56,106,927
MFS Mid Cap Growth Series	104,633,358	697	10,320,951	4,731,953	486,994	99,532,051
MFS Mid Cap Value Portfolio	104,033,955	8,088	23,624,423	3,279,977	14,638,501	98,336,098
MFS New Discovery Series	23,013,558	120	3,673,142	1,712,004	156,622	21,209,162
MFS New Discovery Value Portfolio	22,913,234	407	6,966,771	1,039,950	4,053,428	21,040,248
MFS Research International Portfolio	103,540,989	29	12,883,288	3,870,966	3,531,801	98,060,497
MFS Research Series	117,254,115	—	19,353,661	7,513,424	8,258,639	113,672,517
MFS Total Return Bond Series	164,602,721	8,466,812	2,342,155	(4,533)	(1,526,267)	169,196,578
MFS Value Series	132,206,979	5,210	23,041,222	7,911,470	10,117,559	127,199,996
	$1,434,236,526	$30,631,988	$147,671,486	$46,845,241	$45,762,116	$1,409,804,385
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Global Governments Portfolio	$—	$—
MFS Global Real Estate Portfolio	—	—
MFS Government Securities Portfolio	—	—
MFS Growth Series	—	—
MFS High Yield Portfolio	—	—
MFS Inflation-Adjusted Bond Portfolio	—	—
MFS Institutional Money Market Portfolio	405	—
MFS International Growth Portfolio	—	—
MFS International Intrinsic Value Portfolio	—	—
MFS Limited Maturity Portfolio	—	—
MFS Mid Cap Growth Series	—	—
MFS Mid Cap Value Portfolio	—	—
MFS New Discovery Series	—	—
MFS New Discovery Value Portfolio	—	—
MFS Research International Portfolio	—	—
MFS Research Series	—	—
MFS Total Return Bond Series	—	—
MFS Value Series	—	—
	$405	$—
15

MFS Moderate Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
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MFS Moderate Allocation Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
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MFS Moderate Allocation Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
18

Semiannual Report
June 30, 2021
MFS®  New Discovery
Value Portfolio
MFS® Variable Insurance Trust III
VDV-SEM

MFS® New Discovery Value Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Value Portfolio
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS New Discovery Value Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
SLM Corp.	1.9%
Berry Global, Inc.	1.6%
Skechers USA, Inc., “A”	1.6%
Textainer Group Holdings Ltd.	1.5%
Element Solutions, Inc.	1.5%
Umpqua Holdings Corp.	1.5%
UMB Financial Corp.	1.4%
Cathay General Bancorp, Inc.	1.4%
Graphic Packaging Holding Co.	1.4%
LKQ Corp.	1.4%
GICS equity sectors (g)
Financials	23.9%
Industrials	14.9%
Consumer Discretionary	14.2%
Materials	11.6%
Real Estate	7.9%
Health Care	6.6%
Information Technology	6.4%
Energy	5.5%
Utilities	4.6%
Consumer Staples	2.4%
Communication Services	0.5%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

MFS New Discovery Value Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.88%	$1,000.00	$1,256.56	$4.92
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
Service Class	Actual	1.13%	$1,000.00	$1,256.06	$6.32
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS New Discovery Value Portfolio
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace & Defense – 3.4%
CACI International, Inc., “A” (a)	2,222	$ 566,877
KBR, Inc.	18,442	703,562
PAE, Inc. (a)	61,461	547,003
		$1,817,442
Apparel Manufacturers – 2.6%
PVH Corp. (a)	5,225	$ 562,158
Skechers USA, Inc., “A” (a)	16,818	838,041
		$1,400,199
Automotive – 3.4%
LKQ Corp. (a)	14,787	$ 727,816
Methode Electronics, Inc.	12,529	616,552
Stoneridge, Inc. (a)	7,382	217,769
Visteon Corp. (a)	2,283	276,106
		$1,838,243
Business Services – 2.0%
Paya, Inc. (a)	34,033	$ 375,044
Stamps.com, Inc. (a)	2,409	482,498
WNS (Holdings) Ltd., ADR (a)	2,639	210,777
		$1,068,319
Chemicals – 1.5%
Element Solutions, Inc.	33,512	$ 783,511
Computer Software – 0.9%
8x8, Inc. (a)	9,104	$ 252,727
ACI Worldwide, Inc. (a)	5,747	213,444
		$466,171
Computer Software - Systems – 1.7%
Softchoice Corp. (a)	23,293	$ 413,208
Verint Systems, Inc. (a)	10,722	483,241
		$896,449
Construction – 1.5%
Armstrong World Industries, Inc.	2,236	$ 239,833
GMS, Inc. (a)	4,212	202,766
Toll Brothers, Inc.	6,591	381,026
		$823,625
Consumer Products – 2.5%
Energizer Holdings, Inc.	7,464	$ 320,803
Newell Brands, Inc.	12,829	352,413
Prestige Consumer Healthcare, Inc. (a)	12,956	675,007
		$1,348,223
Consumer Services – 2.0%
BrightView Holdings, Inc. (a)	13,678	$ 220,490
Grand Canyon Education, Inc. (a)	6,960	626,191
Regis Corp. (a)	24,270	227,167
		$1,073,848
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 5.2%
Berry Global, Inc. (a)	12,892	$ 840,816
Graphic Packaging Holding Co.	41,788	758,034
Owens Corning	2,890	282,931
Pactiv Evergreen, Inc.	33,850	510,120
Silgan Holdings, Inc.	9,460	392,590
		$2,784,491
Electrical Equipment – 2.5%
nVent Electric PLC	14,263	$ 445,576
TriMas Corp. (a)	15,829	480,094
WESCO International, Inc. (a)	4,015	412,822
		$1,338,492
Electronics – 1.6%
nLIGHT, Inc. (a)	5,613	$ 203,640
Plexus Corp. (a)	7,208	658,883
		$862,523
Energy - Independent – 2.6%
Devon Energy Corp.	11,047	$ 322,462
Magnolia Oil & Gas Corp., “A” (a)	41,684	651,521
Viper Energy Partners LP	20,829	392,210
		$1,366,193
Engineering - Construction – 1.6%
APi Group, Inc. (a)	28,136	$ 587,761
Quanta Services, Inc.	2,748	248,886
		$836,647
Entertainment – 0.5%
IMAX Corp. (a)	12,610	$ 271,115
Food & Beverages – 1.8%
Hostess Brands, Inc. (a)	30,204	$ 489,003
Nomad Foods Ltd. (a)	16,239	459,076
		$948,079
Gaming & Lodging – 1.9%
International Game Technology PLC (a)	28,037	$ 671,767
Wyndham Hotels & Resorts, Inc.	4,981	360,076
		$1,031,843
Insurance – 4.0%
CNO Financial Group, Inc.	23,960	$ 565,935
Everest Re Group Ltd.	1,627	410,020
Hanover Insurance Group, Inc.	3,431	465,381
Selective Insurance Group, Inc.	5,395	437,804
SiriusPoint Ltd. (a)	23,666	238,317
		$2,117,457
Leisure & Toys – 1.1%
Brunswick Corp.	3,328	$ 331,535
Funko, Inc., “A” (a)	11,148	237,230
		$568,765

4

MFS New Discovery Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.2%
Enerpac Tool Group Corp.	6,910	$ 183,944
Regal Beloit Corp.	1,466	195,726
Rexnord Corp.	5,450	272,718
		$652,388
Medical & Health Technology & Services – 3.7%
ICON PLC (a)	249	$ 51,471
PRA Health Sciences, Inc. (a)	4,018	663,814
Premier, Inc., “A”	15,636	543,976
Syneos Health, Inc. (a)	7,778	696,053
		$1,955,314
Medical Equipment – 1.3%
Agiliti Health, Inc. (a)	20,193	$ 441,621
Quidel Corp. (a)	1,988	254,702
		$696,323
Metals & Mining – 1.2%
Arconic Corp. (a)	13,070	$ 465,553
Kaiser Aluminum Corp.	1,641	202,647
		$668,200
Natural Gas - Distribution – 2.2%
New Jersey Resources Corp.	13,163	$ 520,860
South Jersey Industries, Inc.	25,159	652,373
		$1,173,233
Natural Gas - Pipeline – 1.2%
Plains GP Holdings LP	55,335	$ 660,700
Oil Services – 1.7%
ChampionX Corp. (a)	26,382	$ 676,698
Frank's International N.V. (a)	72,701	220,284
		$896,982
Other Banks & Diversified Financials – 21.2%
Air Lease Corp.	6,948	$ 290,009
Bank of Hawaii Corp.	6,285	529,323
Brookline Bancorp, Inc.	32,104	479,955
Cathay General Bancorp, Inc.	19,269	758,428
East West Bancorp, Inc.	7,084	507,852
Element Fleet Management Corp.	47,612	555,396
Encore Capital Group, Inc. (a)	15,055	713,456
First Hawaiian, Inc.	24,350	690,079
Hanmi Financial Corp.	18,795	358,233
Lakeland Financial Corp.	7,291	449,417
Prosperity Bancshares, Inc.	8,562	614,752
Sandy Spring Bancorp, Inc.	6,325	279,122
Signature Bank	1,649	405,077
SLM Corp.	49,318	1,032,719
Textainer Group Holdings Ltd. (a)	23,265	785,659
Triton International Ltd. of Bermuda	5,676	297,082
UMB Financial Corp.	8,226	765,511
Umpqua Holdings Corp.	42,348	781,321
Wintrust Financial Corp.	6,939	524,797
Zions Bancorp NA	9,360	494,770
		$ 11,312,958
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 0.4%
Organon & Co. (a)	6,783	$ 205,254
Pollution Control – 0.6%
U.S. Ecology, Inc. (a)	8,553	$ 320,909
Real Estate – 9.2%
Brixmor Property Group, Inc., REIT	18,115	$ 414,652
Broadstone Net Lease, Inc.	20,492	479,718
Douglas Emmett, Inc., REIT	6,263	210,562
Empire State Realty Trust, REIT, “A”	36,927	443,124
Industrial Logistics Properties Trust, REIT	24,577	642,443
Lexington Realty Trust, REIT	39,967	477,606
Life Storage, Inc., REIT	4,676	501,968
National Storage Affiliates Trust, REIT	6,650	336,224
Office Properties Income Trust, REIT	11,492	336,830
STAG Industrial, Inc., REIT	9,419	352,553
Two Harbors Investment Corp., REIT	94,644	715,509
		$4,911,189
Specialty Chemicals – 4.9%
Atotech, Ltd. (a)	18,070	$ 461,327
Avient Corp.	13,702	673,590
Axalta Coating Systems Ltd. (a)	7,870	239,956
Compass Minerals International, Inc.	6,788	402,257
Diversey Holdings Ltd. (a)	24,971	447,231
Univar Solutions, Inc. (a)	16,118	392,957
		$2,617,318
Specialty Stores – 2.4%
Urban Outfitters, Inc. (a)	15,963	$ 657,995
Zumiez, Inc. (a)	12,848	629,423
		$1,287,418
Trucking – 0.6%
Schneider National, Inc.	13,624	$ 296,594
Utilities - Electric Power – 2.4%
Black Hills Corp.	10,264	$ 673,626
Portland General Electric Co.	13,617	627,472
		$1,301,098
Total Common Stocks (Identified Cost, $32,256,309)		$ 52,597,513
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $753,682)	753,682	$ 753,682
Other Assets, Less Liabilities – 0.1%		47,204
Net Assets – 100.0%		$ 53,398,399

5

MFS New Discovery Value Portfolio
Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $753,682 and $52,597,513, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS New Discovery Value Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value (identified cost, $32,256,309)	$52,597,513
Investments in affiliated issuers, at value (identified cost, $753,682)	753,682
Receivables for
Fund shares sold	16,267
Dividends	65,493
Receivable from investment adviser	9,516
Other assets	430
Total assets	$53,442,901
Liabilities
Payables for
Fund shares reacquired	$4,994
Payable to affiliates
Administrative services fee	98
Shareholder servicing costs	24
Distribution and/or service fees	180
Accrued expenses and other liabilities	39,206
Total liabilities	$44,502
Net assets	$53,398,399
Net assets consist of
Paid-in capital	$27,439,410
Total distributable earnings (loss)	25,958,989
Net assets	$53,398,399
Shares of beneficial interest outstanding	4,858,812
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$40,217,340	3,648,520	$11.02
Service Class	13,181,059	1,210,292	10.89
See Notes to Financial Statements
7

MFS New Discovery Value Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Dividends	$408,891
Other	3,791
Dividends from affiliated issuers	123
Income on securities loaned	91
Foreign taxes withheld	(738)
Total investment income	$412,158
Expenses
Management fee	$237,845
Distribution and/or service fees	14,339
Shareholder servicing costs	2,548
Administrative services fee	8,878
Independent Trustees' compensation	1,533
Custodian fee	1,971
Shareholder communications	2,523
Audit and tax fees	28,010
Legal fees	172
Miscellaneous	12,083
Total expenses	$309,902
Reduction of expenses by investment adviser	(62,799)
Net expenses	$247,103
Net investment income (loss)	$165,055
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$7,458,634
Foreign currency	988
Net realized gain (loss)	$7,459,622
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$4,582,189
Translation of assets and liabilities in foreign currencies	(5)
Net unrealized gain (loss)	$4,582,184
Net realized and unrealized gain (loss)	$12,041,806
Change in net assets from operations	$12,206,861
See Notes to Financial Statements
8

MFS New Discovery Value Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$165,055	$412,717
Net realized gain (loss)	7,459,622	(1,738,583)
Net unrealized gain (loss)	4,582,184	6,776,692
Change in net assets from operations	$12,206,861	$5,450,826
Total distributions to shareholders	$—	$(4,690,161)
Change in net assets from fund share transactions	$(13,856,853)	$3,672,055
Total change in net assets	$(1,649,992)	$4,432,720
Net assets
At beginning of period	55,048,391	50,615,671
At end of period	$53,398,399	$55,048,391
See Notes to Financial Statements
9

MFS New Discovery Value Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$8.77	$9.33	$8.45	$11.13	$10.79	$9.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.07	$0.10	$0.08	$0.05	$0.09(c)
Net realized and unrealized gain (loss)	2.22	0.14	2.46	(0.94)	1.44	2.34
Total from investment operations	$2.25	$0.21	$2.56	$(0.86)	$1.49	$2.43
Less distributions declared to shareholders
From net investment income	$—	$(0.08)	$(0.08)	$(0.06)	$(0.11)	$(0.10)
From net realized gain	—	(0.69)	(1.60)	(1.76)	(1.04)	(0.98)
Total distributions declared to shareholders	$—	$(0.77)	$(1.68)	$(1.82)	$(1.15)	$(1.08)
Net asset value, end of period (x)	$11.02	$8.77	$9.33	$8.45	$11.13	$10.79
Total return (%) (k)(r)(s)(x)	25.66(n)	4.19	33.65	(10.78)	15.24	27.03(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12(a)	1.14	1.13	1.11	1.08	1.05(c)
Expenses after expense reductions (f)	0.88(a)	0.88	0.88	0.88	0.88	0.87(c)
Net investment income (loss)	0.67(a)	0.90	1.02	0.72	0.48	0.91(c)
Portfolio turnover	22(n)	84	38	55	52	48
Net assets at end of period (000 omitted)	$40,217	$44,834	$41,098	$36,665	$45,470	$46,635

See Notes to Financial Statements
10

MFS New Discovery Value Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$8.67	$9.25	$8.38	$11.05	$10.72	$9.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.05	$0.07	$0.05	$0.03	$0.06(c)
Net realized and unrealized gain (loss)	2.20	0.12	2.45	(0.93)	1.43	2.33
Total from investment operations	$2.22	$0.17	$2.52	$(0.88)	$1.46	$2.39
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$(0.05)	$(0.03)	$(0.09)	$(0.07)
From net realized gain	—	(0.69)	(1.60)	(1.76)	(1.04)	(0.98)
Total distributions declared to shareholders	$—	$(0.75)	$(1.65)	$(1.79)	$(1.13)	$(1.05)
Net asset value, end of period (x)	$10.89	$8.67	$9.25	$8.38	$11.05	$10.72
Total return (%) (k)(r)(s)(x)	25.61(n)	3.73	33.43	(11.00)	15.01	26.73(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.37(a)	1.39	1.38	1.36	1.33	1.30(c)
Expenses after expense reductions (f)	1.13(a)	1.13	1.13	1.13	1.13	1.12(c)
Net investment income (loss)	0.46(a)	0.66	0.78	0.45	0.24	0.66(c)
Portfolio turnover	22(n)	84	38	55	52	48
Net assets at end of period (000 omitted)	$13,181	$10,215	$9,518	$8,387	$10,907	$8,376
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
11

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS New Discovery Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value
12

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited) - continued
has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$52,597,513	$—	$—	$52,597,513
Mutual Funds	753,682	—	—	753,682
Total	$53,351,195	$—	$—	$53,351,195
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2021, there were no securities on loan or collateral outstanding.
13

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$1,229,747
Long-term capital gains	3,460,414
Total distributions	$4,690,161
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/21
Cost of investments	$36,652,639
Gross appreciation	16,719,627
Gross depreciation	(21,071)
Net unrealized appreciation (depreciation)	$16,698,556
As of 12/31/20
Undistributed ordinary income	1,293,331
Undistributed long-term capital gain	275,665
Other temporary differences	4
Net unrealized appreciation (depreciation)	12,183,128
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
14

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$3,822,814
Service Class	—	867,347
Total	$—	$4,690,161
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $250 million	0.90%
In excess of $250 million	0.85%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $3,149, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.88% of average daily net assets for the Initial Class shares and 1.13% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2021, this reduction amounted to $59,650, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $2,366, which equated to 0.0090% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $182.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0336% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
15

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2021, this reimbursement amounted to $3,776, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $11,707,576 and $25,656,268, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	254,195	$2,618,158	2,799,875	$18,594,474
Service Class	253,551	2,663,800	490,466	3,256,939
	507,746	$5,281,958	3,290,341	$21,851,413
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	534,659	$3,822,814
Service Class	—	—	122,507	867,347
	—	$—	657,166	$4,690,161
Shares reacquired
Initial Class	(1,719,412)	$(16,902,541)	(2,623,597)	$(19,254,515)
Service Class	(220,968)	(2,236,270)	(464,712)	(3,615,004)
	(1,940,380)	$(19,138,811)	(3,088,309)	$(22,869,519)
Net change
Initial Class	(1,465,217)	$(14,284,383)	710,937	$3,162,773
Service Class	32,583	427,530	148,261	509,282
	(1,432,634)	$(13,856,853)	859,198	$3,672,055
Effective at the close of business on August 14, 2019, the fund is closed to new investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 39%, 14%, and 8%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established
16

MFS New Discovery Value Portfolio
Notes to Financial Statements (unaudited) - continued
unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $106 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$497,322	$10,067,521	$9,811,161	$—	$—	$753,682
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$123	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
17

MFS New Discovery Value Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
18

MFS New Discovery Value Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit3 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
19

Item 1(b):

Not applicable

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.  Attached hereto as EX-99.906CERT.

Notice

Notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST III

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: August 13, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: August 13, 2021

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 13, 2021

*	Print name and title of each signing officer under his or her signature.